Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Total Market Index Portfolio

March 31, 2021

VTMI-QTLY-0521
1.9887334.102

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 1.2%
Alaska Communication Systems Group, Inc.	460	$1,495
Anterix, Inc. (a)	101	4,763
AT&T, Inc.	63,003	1,907,101
ATN International, Inc.	92	4,519
Bandwidth, Inc. (a)	205	25,982
Cincinnati Bell, Inc. (a)	493	7,568
Cogent Communications Group, Inc.	364	25,029
Consolidated Communications Holdings, Inc. (a)	677	4,874
Globalstar, Inc. (a)	5,409	7,302
IDT Corp. Class B (a)	131	2,968
Iridium Communications, Inc. (a)	1,039	42,859
Liberty Global PLC:
Class A (a)	1,321	33,897
Class C (a)	3,112	79,480
Liberty Latin America Ltd.:
Class A (a)	600	7,698
Class C (a)	1,129	14,654
Lumen Technologies, Inc.	8,764	116,999
Ooma, Inc. (a)	154	2,441
ORBCOMM, Inc. (a)	635	4,845
Verizon Communications, Inc.	36,548	2,125,266
Vonage Holdings Corp. (a)	2,028	23,971
		4,443,711
Entertainment - 1.8%
Activision Blizzard, Inc.	6,847	636,771
AMC Entertainment Holdings, Inc. Class A (b)	3,275	33,438
Cinemark Holdings, Inc.	975	19,900
Electronic Arts, Inc.	2,543	344,246
Glu Mobile, Inc. (a)	1,352	16,873
Lions Gate Entertainment Corp.:
Class A (a)(b)	721	10,779
Class B (a)	856	11,042
Live Nation Entertainment, Inc. (a)	1,276	108,013
LiveXLive Media, Inc. (a)(b)	369	1,601
Madison Square Garden Entertainment Corp. (a)	158	12,924
Madison Square Garden Sports Corp. (a)	149	26,740
Marcus Corp. (b)	212	4,238
Netflix, Inc. (a)	3,915	2,042,299
Playtika Holding Corp.	624	16,979
Roku, Inc. Class A (a)	983	320,232
Sciplay Corp. (A Shares) (a)	165	2,670
Take-Two Interactive Software, Inc. (a)	1,023	180,764
The Walt Disney Co. (a)	16,042	2,960,070
Warner Music Group Corp. Class A	760	26,091
World Wrestling Entertainment, Inc. Class A	417	22,626
Zynga, Inc. (a)	9,003	91,921
		6,890,217
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	2,650	5,465,678
Class C (a)	2,555	5,285,350
ANGI Homeservices, Inc. Class A (a)	696	9,048
CarGurus, Inc. Class A (a)	764	18,206
Cars.com, Inc. (a)	596	7,724
Eventbrite, Inc. (a)	641	14,205
EverQuote, Inc. Class A (a)	91	3,302
Facebook, Inc. Class A (a)	21,261	6,262,002
IAC (a)	736	159,204
Liberty TripAdvisor Holdings, Inc. (a)	531	3,388
Match Group, Inc. (a)	2,383	327,377
Pinterest, Inc. Class A (a)	4,715	349,051
QuinStreet, Inc. (a)	462	9,379
Snap, Inc. Class A (a)	8,199	428,726
TripAdvisor, Inc. (a)	870	46,797
TrueCar, Inc. (a)	928	4,440
Twitter, Inc. (a)	7,065	449,546
Yelp, Inc. (a)	603	23,517
Zillow Group, Inc.:
Class A (a)	356	46,771
Class C (a)(b)	1,334	172,940
Zoominfo Technologies, Inc.	817	39,951
		19,126,602
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	2,126	69,159
AMC Networks, Inc. Class A (a)(b)	283	15,044
Boston Omaha Corp. (a)	159	4,700
Cable One, Inc.	48	87,761
Cardlytics, Inc. (a)	278	30,497
Cbdmd, Inc. (a)	345	1,428
Charter Communications, Inc. Class A (a)	1,250	771,275
Clear Channel Outdoor Holdings, Inc. (a)	4,467	8,041
Comcast Corp. Class A	40,379	2,184,908
Discovery Communications, Inc.:
Class A (a)(b)	1,417	61,583
Class C (non-vtg.) (a)	2,591	95,582
DISH Network Corp. Class A (a)	2,211	80,038
E.W. Scripps Co. Class A	517	9,963
Entercom Communications Corp. Class A	983	5,161
Fluent, Inc. (a)	328	1,345
Fox Corp.:
Class A	2,782	100,458
Class B	1,564	54,631
Gannett Co., Inc. (a)(b)	1,086	5,843
Gray Television, Inc.	744	13,690
iHeartMedia, Inc. (a)	1,009	18,313
Interpublic Group of Companies, Inc.	3,481	101,645
John Wiley & Sons, Inc. Class A	390	21,138
Liberty Broadband Corp.:
Class A (a)	207	30,046
Class C (a)	1,874	281,381
Liberty Media Corp.:
Liberty Braves Class A (a)	140	3,991
Liberty Braves Class C (a)	258	7,178
Liberty Formula One Group Series C (a)	1,679	72,684
Liberty Media Class A (a)	342	13,071
Liberty SiriusXM Series A (a)	701	30,900
Liberty SiriusXM Series C (a)	1,556	68,635
Loral Space & Communications Ltd.	118	4,445
Meredith Corp.	363	10,810
MSG Network, Inc. Class A (a)	354	5,324
National CineMedia, Inc.	418	1,931
News Corp.:
Class A	3,368	85,648
Class B	1,194	28,011
Nexstar Broadcasting Group, Inc. Class A	379	53,223
Omnicom Group, Inc.	1,909	141,552
Scholastic Corp.	285	8,581
Sinclair Broadcast Group, Inc. Class A (b)	389	11,382
Sirius XM Holdings, Inc. (b)	10,180	61,996
TechTarget, Inc. (a)	212	14,723
Tegna, Inc.	1,930	36,342
The New York Times Co. Class A	1,267	64,136
ViacomCBS, Inc.:
Class A	456	21,510
Class B	4,846	218,555
WideOpenWest, Inc. (a)	443	6,020
		5,024,278
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	373	5,248
Gogo, Inc. (a)	450	4,347
NII Holdings, Inc. (a)(c)	363	788
Shenandoah Telecommunications Co.	438	21,379
T-Mobile U.S., Inc.	5,166	647,248
Telephone & Data Systems, Inc.	871	19,998
U.S. Cellular Corp. (a)	143	5,217
		704,225

TOTAL COMMUNICATION SERVICES		36,189,033

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.3%
Adient PLC (a)	837	36,995
American Axle & Manufacturing Holdings, Inc. (a)	996	9,621
Aptiv PLC (a)	2,393	329,995
Autoliv, Inc.	690	64,032
BorgWarner, Inc.	2,135	98,979
Cooper Tire & Rubber Co.	440	24,631
Cooper-Standard Holding, Inc. (a)	157	5,702
Dana, Inc.	1,330	32,359
Dorman Products, Inc. (a)	246	25,249
Fox Factory Holding Corp. (a)	375	47,648
Gentex Corp.	2,138	76,262
Gentherm, Inc. (a)	285	21,121
LCI Industries	225	29,763
Lear Corp.	478	86,638
Modine Manufacturing Co. (a)	415	6,130
Motorcar Parts of America, Inc. (a)	169	3,803
Patrick Industries, Inc.	194	16,490
Standard Motor Products, Inc.	168	6,985
Stoneridge, Inc. (a)	211	6,712
Tenneco, Inc. (a)	430	4,610
The Goodyear Tire & Rubber Co.	2,063	36,247
Veoneer, Inc. (a)(b)	818	20,025
Visteon Corp. (a)	249	30,366
XPEL, Inc. (a)	152	7,893
		1,028,256
Automobiles - 1.5%
Ford Motor Co.	34,587	423,691
General Motors Co.	11,217	644,529
Harley-Davidson, Inc.	1,383	55,458
Tesla, Inc. (a)	6,788	4,533,909
Thor Industries, Inc. (b)	484	65,214
Winnebago Industries, Inc.	303	23,243
Workhorse Group, Inc. (a)(b)	957	13,178
		5,759,222
Distributors - 0.1%
Core-Mark Holding Co., Inc.	403	15,592
Funko, Inc. (a)	212	4,172
Genuine Parts Co.	1,275	147,377
LKQ Corp. (a)	2,472	104,640
Pool Corp.	356	122,905
		394,686
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	437	17,279
American Public Education, Inc. (a)	165	5,879
Aspen Group, Inc. (a)	151	906
Bright Horizons Family Solutions, Inc. (a)	543	93,097
Carriage Services, Inc.	140	4,927
Chegg, Inc. (a)	1,249	106,989
Frontdoor, Inc. (a)	747	40,151
Graham Holdings Co.	37	20,810
Grand Canyon Education, Inc. (a)	412	44,125
H&R Block, Inc.	1,661	36,210
Houghton Mifflin Harcourt Co. (a)	1,083	8,252
Laureate Education, Inc. Class A (a)	851	11,565
OneSpaWorld Holdings Ltd. (b)	458	4,878
Perdoceo Education Corp. (a)	572	6,841
Regis Corp. (a)	157	1,972
Service Corp. International	1,487	75,911
Strategic Education, Inc.	220	20,220
Stride, Inc. (a)	376	11,321
Terminix Global Holdings, Inc. (a)	1,187	56,584
Vivint Smart Home, Inc. Class A (a)	411	5,886
WW International, Inc. (a)	412	12,887
Xpresspa Group, Inc. (a)(b)	545	1,003
Zovio, Inc. (a)	250	1,015
		588,708
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment, Inc. (a)	394	4,306
Airbnb, Inc. Class A (b)	654	122,913
ARAMARK Holdings Corp.	2,267	85,647
Bally's Corp.	152	9,877
BJ's Restaurants, Inc.	202	11,732
Bloomin' Brands, Inc.	702	18,989
Boyd Gaming Corp. (a)	703	41,449
Brinker International, Inc.	389	27,642
Caesars Entertainment, Inc. (a)	1,845	161,345
Carnival Corp.	7,070	187,638
Carrols Restaurant Group, Inc. (a)	392	2,346
Century Casinos, Inc. (a)	200	2,054
Chipotle Mexican Grill, Inc. (a)	249	353,784
Choice Hotels International, Inc.	246	26,393
Churchill Downs, Inc.	303	68,908
Chuy's Holdings, Inc. (a)	159	7,047
Cracker Barrel Old Country Store, Inc.	210	36,305
Darden Restaurants, Inc.	1,154	163,868
Dave & Buster's Entertainment, Inc. (a)	418	20,022
Del Taco Restaurants, Inc.	252	2,414
Denny's Corp. (a)	598	10,830
Dine Brands Global, Inc.	139	12,514
Domino's Pizza, Inc.	343	126,152
DraftKings, Inc. Class A (a)(b)	2,852	174,913
Drive Shack, Inc. (a)	474	1,522
El Pollo Loco Holdings, Inc. (a)	141	2,273
Everi Holdings, Inc. (a)	775	10,935
Extended Stay America, Inc. unit	1,375	27,156
Fiesta Restaurant Group, Inc. (a)	174	2,191
Golden Entertainment, Inc. (a)	169	4,269
Hilton Grand Vacations, Inc. (a)	786	29,467
Hilton Worldwide Holdings, Inc.	2,457	297,100
Hyatt Hotels Corp. Class A	321	26,547
Jack in the Box, Inc.	198	21,736
Las Vegas Sands Corp.	2,915	177,115
Lindblad Expeditions Holdings (a)	311	5,878
Marriott International, Inc. Class A	2,354	348,651
Marriott Vacations Worldwide Corp.	360	62,705
McDonald's Corp.	6,581	1,475,065
MGM Resorts International	3,654	138,815
Monarch Casino & Resort, Inc. (a)	124	7,517
Noodles & Co. (a)	306	3,167
Norwegian Cruise Line Holdings Ltd. (a)(b)	3,248	89,612
Papa John's International, Inc.	286	25,351
Penn National Gaming, Inc. (a)	1,318	138,179
Planet Fitness, Inc. (a)	724	55,965
Playa Hotels & Resorts NV (a)	782	5,709
PlayAGS, Inc. (a)	367	2,965
RCI Hospitality Holdings, Inc.	62	3,943
Red Robin Gourmet Burgers, Inc. (a)	139	5,545
Red Rock Resorts, Inc.	574	18,707
Royal Caribbean Cruises Ltd.	1,942	166,255
Ruth's Hospitality Group, Inc.	293	7,275
Scientific Games Corp. Class A (a)	501	19,299
SeaWorld Entertainment, Inc. (a)	443	22,004
Shake Shack, Inc. Class A (a)	314	35,410
Six Flags Entertainment Corp.	685	31,832
Starbucks Corp.	10,396	1,135,971
Texas Roadhouse, Inc. Class A	579	55,549
The Cheesecake Factory, Inc.	366	21,415
Travel+Leisure Co.	774	47,338
Vail Resorts, Inc.	359	104,706
Wendy's Co.	1,623	32,882
Wingstop, Inc.	263	33,446
Wyndham Hotels & Resorts, Inc.	822	57,359
Wynn Resorts Ltd.	934	117,096
Yum! Brands, Inc.	2,642	285,812
		6,840,822
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	68	1,650
Beazer Homes U.S.A., Inc. (a)	252	5,272
Casper Sleep, Inc. (a)	184	1,332
Cavco Industries, Inc. (a)	77	17,372
Century Communities, Inc. (a)	252	15,201
D.R. Horton, Inc.	2,934	261,478
Ethan Allen Interiors, Inc.	165	4,556
Flexsteel Industries, Inc.	48	1,673
Garmin Ltd.	1,326	174,833
GoPro, Inc. Class A (a)(b)	1,090	12,688
Green Brick Partners, Inc. (a)	428	9,707
Helen of Troy Ltd. (a)	214	45,081
Hooker Furniture Corp.	102	3,719
Hovnanian Enterprises, Inc. Class A (a)	34	3,595
Installed Building Products, Inc.	197	21,843
iRobot Corp. (a)(b)	258	31,522
KB Home	784	36,480
La-Z-Boy, Inc.	390	16,567
Leggett & Platt, Inc.	1,172	53,502
Lennar Corp.:
Class A	2,174	220,074
Class B	446	36,724
LGI Homes, Inc. (a)	191	28,518
Lovesac (a)	98	5,547
M.D.C. Holdings, Inc.	473	28,096
M/I Homes, Inc. (a)	252	14,886
Meritage Homes Corp. (a)	322	29,598
Mohawk Industries, Inc. (a)	525	100,963
Newell Brands, Inc.	3,374	90,356
NVR, Inc. (a)	31	146,039
PulteGroup, Inc.	2,369	124,230
Purple Innovation, Inc. (a)	441	13,958
Skyline Champion Corp. (a)	455	20,593
Sonos, Inc. (a)	836	31,325
Taylor Morrison Home Corp. (a)	1,171	36,079
Tempur Sealy International, Inc.	1,674	61,201
Toll Brothers, Inc.	988	56,049
TopBuild Corp. (a)	291	60,944
TRI Pointe Homes, Inc. (a)	1,051	21,398
Tupperware Brands Corp. (a)	405	10,696
Turtle Beach Corp. (a)	158	4,214
Universal Electronics, Inc. (a)	114	6,267
VOXX International Corp. (a)	113	2,154
Vuzix Corp. (a)	413	10,507
Whirlpool Corp.	560	123,396
ZAGG, Inc. rights (a)(c)	132	12
		2,001,895
Internet & Direct Marketing Retail - 3.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	211	5,826
Amazon.com, Inc. (a)	3,783	11,704,905
Blue Apron Holdings, Inc. Class A (a)(b)	142	896
CarParts.com, Inc. (a)(b)	379	5,412
Chewy, Inc. (a)(b)	667	56,502
Duluth Holdings, Inc. (a)	98	1,660
eBay, Inc.	5,724	350,538
Etsy, Inc. (a)	1,116	225,064
Expedia, Inc.	1,224	210,675
Groupon, Inc. (a)	207	10,463
GrubHub, Inc. (a)	842	50,520
Lands' End, Inc. (a)(b)	145	3,597
Leaf Group Ltd. (a)	223	1,438
Liquidity Services, Inc. (a)	265	4,924
Magnite, Inc. (a)	1,001	41,652
Overstock.com, Inc. (a)(b)	368	24,384
PetMed Express, Inc. (b)	169	5,945
Quotient Technology, Inc. (a)	686	11,209
Qurate Retail, Inc. Series A	3,441	40,466
Revolve Group, Inc. (a)	277	12,446
Shutterstock, Inc.	190	16,918
Stamps.com, Inc. (a)	164	32,720
Stitch Fix, Inc. (a)	507	25,117
The Booking Holdings, Inc. (a)	362	843,402
The RealReal, Inc. (a)	500	11,315
Waitr Holdings, Inc. (a)	734	2,151
Wayfair LLC Class A (a)	647	203,643
		13,903,788
Leisure Products - 0.2%
Acushnet Holdings Corp.	284	11,738
American Outdoor Brands, Inc. (a)	175	4,410
Brunswick Corp.	683	65,138
Callaway Golf Co.	814	21,775
Clarus Corp.	249	4,249
Hasbro, Inc.	1,138	109,385
Johnson Outdoors, Inc. Class A	62	8,851
Malibu Boats, Inc. Class A (a)	177	14,103
MasterCraft Boat Holdings, Inc. (a)	145	3,856
Mattel, Inc. (a)	3,036	60,477
Nautilus, Inc. (a)(b)	225	3,519
Peloton Interactive, Inc. Class A (a)	2,337	262,772
Polaris, Inc.	509	67,952
Smith & Wesson Brands, Inc.	511	8,917
Sturm, Ruger & Co., Inc.	154	10,175
Vista Outdoor, Inc. (a)	535	17,157
YETI Holdings, Inc. (a)	677	48,886
		723,360
Multiline Retail - 0.5%
Big Lots, Inc.	298	20,353
Dillard's, Inc. Class A	56	5,408
Dollar General Corp.	2,169	439,483
Dollar Tree, Inc. (a)	2,081	238,191
Franchise Group, Inc.	239	8,630
Kohl's Corp.	1,384	82,500
Macy's, Inc.	2,712	43,907
Nordstrom, Inc.	965	36,545
Ollie's Bargain Outlet Holdings, Inc. (a)	499	43,413
Target Corp.	4,427	876,856
		1,795,286
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	567	19,454
Advance Auto Parts, Inc.	585	107,342
America's Car Mart, Inc. (a)	48	7,314
American Eagle Outfitters, Inc.	1,319	38,568
Asbury Automotive Group, Inc. (a)	172	33,798
At Home Group, Inc. (a)	467	13,403
AutoNation, Inc. (a)	480	44,746
AutoZone, Inc. (a)	196	275,243
Barnes & Noble Education, Inc. (a)	185	1,506
Bed Bath & Beyond, Inc. (b)	1,071	31,220
Best Buy Co., Inc.	2,041	234,327
Big 5 Sporting Goods Corp. (b)	155	2,434
Blink Charging Co. (a)(b)	284	11,672
Boot Barn Holdings, Inc. (a)	258	16,076
Burlington Stores, Inc. (a)	587	175,396
Caleres, Inc.	305	6,649
Camping World Holdings, Inc.	315	11,460
CarMax, Inc. (a)	1,439	190,898
Carvana Co. Class A (a)(b)	555	145,632
Chico's FAS, Inc.	1,192	3,946
Citi Trends, Inc.	83	6,954
Conn's, Inc. (a)	140	2,723
Designer Brands, Inc. Class A	536	9,326
Dick's Sporting Goods, Inc.	572	43,558
Five Below, Inc. (a)	499	95,204
Floor & Decor Holdings, Inc. Class A (a)	933	89,083
Foot Locker, Inc.	940	52,875
GameStop Corp. Class A (a)	480	91,114
Gap, Inc.	1,841	54,825
Genesco, Inc. (a)	120	5,700
Group 1 Automotive, Inc.	151	23,826
GrowGeneration Corp. (a)	414	20,572
Guess?, Inc.	302	7,097
Haverty Furniture Companies, Inc.	181	6,731
Hibbett Sports, Inc. (a)	152	10,471
L Brands, Inc.	2,070	128,050
Lithia Motors, Inc. Class A (sub. vtg.)	238	92,841
Lowe's Companies, Inc.	6,459	1,228,373
Lumber Liquidators Holdings, Inc. (a)	279	7,008
MarineMax, Inc. (a)	195	9,625
Michaels Companies, Inc. (a)	586	12,857
Monro, Inc.	291	19,148
Murphy U.S.A., Inc.	225	32,526
National Vision Holdings, Inc. (a)	725	31,777
O'Reilly Automotive, Inc. (a)	621	315,002
OneWater Marine, Inc. Class A (a)	84	3,357
Party City Holdco, Inc. (a)	1,104	6,403
Penske Automotive Group, Inc.	276	22,146
Rent-A-Center, Inc.	429	24,736
RH (a)	145	86,507
Ross Stores, Inc.	3,152	377,956
Sally Beauty Holdings, Inc. (a)	991	19,949
Shoe Carnival, Inc.	83	5,136
Signet Jewelers Ltd. (a)	452	26,207
Sleep Number Corp. (a)	225	32,285
Sonic Automotive, Inc. Class A (sub. vtg.)	212	10,509
Sportsman's Warehouse Holdings, Inc. (a)	366	6,310
The Aaron's Co., Inc.	287	7,370
The Buckle, Inc.	256	10,056
The Cato Corp. Class A (sub. vtg.)	216	2,592
The Children's Place Retail Stores, Inc. (a)	134	9,340
The Home Depot, Inc.	9,512	2,903,538
The ODP Corp.	487	21,082
Tilly's, Inc. (a)	130	1,472
TJX Companies, Inc.	10,615	702,182
Tractor Supply Co.	1,031	182,569
TravelCenters of America LLC (a)	104	2,822
Ulta Beauty, Inc. (a)	500	154,585
Urban Outfitters, Inc. (a)	591	21,979
Vroom, Inc. (b)	326	12,711
Williams-Sonoma, Inc.	680	121,856
Winmark Corp.	27	5,034
Zumiez, Inc. (a)	170	7,293
		8,556,332
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	1,357	69,207
Carter's, Inc.	388	34,505
Columbia Sportswear Co.	263	27,781
Crocs, Inc. (a)	593	47,707
Deckers Outdoor Corp. (a)	247	81,614
Fossil Group, Inc. (a)	421	5,220
G-III Apparel Group Ltd. (a)(b)	368	11,092
Hanesbrands, Inc.	3,056	60,112
Kontoor Brands, Inc.	407	19,752
Lakeland Industries, Inc. (a)	60	1,672
Levi Strauss & Co. Class A	726	17,359
lululemon athletica, Inc. (a)	1,050	322,046
Movado Group, Inc.	133	3,784
NIKE, Inc. Class B	11,234	1,492,886
Oxford Industries, Inc.	155	13,550
PVH Corp.	624	65,957
Ralph Lauren Corp.	427	52,589
Samsonite International SA (a)(d)	11,700	22,575
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,209	50,427
Steven Madden Ltd.	664	24,741
Superior Group of Companies, Inc.	68	1,729
Tapestry, Inc.	2,472	101,871
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,954	43,301
Class C (non-vtg.) (a)	1,324	24,441
Unifi, Inc. (a)	153	4,217
Vera Bradley, Inc. (a)	134	1,353
VF Corp.	2,846	227,452
Wolverine World Wide, Inc.	758	29,047
		2,857,987

TOTAL CONSUMER DISCRETIONARY		44,450,342

CONSUMER STAPLES - 5.4%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	82	98,915
Brown-Forman Corp. Class B (non-vtg.)	1,632	112,559
Celsius Holdings, Inc. (a)(b)	220	10,571
Coca-Cola Bottling Co. Consolidated	40	11,551
Constellation Brands, Inc. Class A (sub. vtg.)	1,506	343,368
Keurig Dr. Pepper, Inc. (b)	5,099	175,253
MGP Ingredients, Inc. (b)	108	6,388
Molson Coors Beverage Co. Class B	1,646	84,193
Monster Beverage Corp. (a)	3,277	298,502
National Beverage Corp. (b)	218	10,662
Newage, Inc. (a)(b)	1,032	2,952
PepsiCo, Inc.	12,184	1,723,427
The Coca-Cola Co.	34,258	1,805,739
		4,684,080
Food & Staples Retailing - 1.2%
Andersons, Inc.	249	6,818
BJ's Wholesale Club Holdings, Inc. (a)	1,233	55,312
Casey's General Stores, Inc.	324	70,046
Chefs' Warehouse Holdings (a)	263	8,011
Costco Wholesale Corp.	3,912	1,378,902
Grocery Outlet Holding Corp. (a)(b)	792	29,217
Ingles Markets, Inc. Class A	115	7,090
Kroger Co.	6,748	242,861
Natural Grocers by Vitamin Cottage, Inc.	99	1,737
Performance Food Group Co. (a)	1,170	67,404
PriceSmart, Inc.	204	19,737
Rite Aid Corp. (a)(b)	474	9,698
SpartanNash Co.	295	5,791
Sprouts Farmers Market LLC (a)	1,026	27,312
Sysco Corp.	4,516	355,590
U.S. Foods Holding Corp. (a)	1,947	74,220
United Natural Foods, Inc. (a)	499	16,437
Walgreens Boots Alliance, Inc.	6,347	348,450
Walmart, Inc.	12,244	1,663,103
Weis Markets, Inc.	131	7,404
		4,395,140
Food Products - 1.0%
Archer Daniels Midland Co.	4,946	281,922
B&G Foods, Inc. Class A (b)	606	18,822
Beyond Meat, Inc. (a)(b)	435	56,602
Bunge Ltd.	1,251	99,167
Cal-Maine Foods, Inc. (a)	341	13,101
Calavo Growers, Inc.	146	11,335
Campbell Soup Co.	1,814	91,190
Conagra Brands, Inc.	4,340	163,184
Darling Ingredients, Inc. (a)	1,447	106,470
Flowers Foods, Inc.	1,724	41,031
Fresh Del Monte Produce, Inc.	250	7,158
Freshpet, Inc. (a)	378	60,030
General Mills, Inc.	5,411	331,803
Hormel Foods Corp.	2,493	119,116
Hostess Brands, Inc. Class A (a)(b)	1,193	17,108
Ingredion, Inc.	606	54,492
J&J Snack Foods Corp.	130	20,414
John B. Sanfilippo & Son, Inc.	73	6,597
Kellogg Co.	2,260	143,058
Lamb Weston Holdings, Inc.	1,303	100,956
Lancaster Colony Corp.	180	31,565
Landec Corp. (a)	164	1,738
McCormick & Co., Inc. (non-vtg.)	2,203	196,419
Mondelez International, Inc.	12,462	729,401
Pilgrim's Pride Corp. (a)	444	10,563
Post Holdings, Inc. (a)	528	55,820
Sanderson Farms, Inc.	171	26,638
Seaboard Corp.	2	7,380
Seneca Foods Corp. Class A (a)	51	2,402
The Hain Celestial Group, Inc. (a)	747	32,569
The Hershey Co.	1,291	204,185
The J.M. Smucker Co.	976	123,493
The Kraft Heinz Co.	5,736	229,440
The Simply Good Foods Co. (a)	732	22,267
Tootsie Roll Industries, Inc. (b)	147	4,870
TreeHouse Foods, Inc. (a)	486	25,389
Tyson Foods, Inc. Class A	2,609	193,849
Vital Farms, Inc. (a)(b)	113	2,468
Whole Earth Brands, Inc. Class A (a)	225	2,934
		3,646,946
Household Products - 1.2%
Central Garden & Pet Co. (a)	155	8,992
Central Garden & Pet Co. Class A (non-vtg.) (a)	264	13,699
Church & Dwight Co., Inc.	2,178	190,248
Clorox Co.	1,117	215,447
Colgate-Palmolive Co.	7,486	590,121
Energizer Holdings, Inc.	505	23,967
Kimberly-Clark Corp.	2,986	415,203
Procter & Gamble Co.	21,730	2,942,894
Reynolds Consumer Products, Inc.	477	14,205
Spectrum Brands Holdings, Inc.	333	28,305
WD-40 Co.	121	37,048
		4,480,129
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	349	8,240
Coty, Inc. Class A	2,467	22,228
Edgewell Personal Care Co.	467	18,493
elf Beauty, Inc. (a)	352	9,444
Estee Lauder Companies, Inc. Class A	2,033	591,298
Herbalife Nutrition Ltd. (a)	772	34,246
Inter Parfums, Inc.	150	10,640
MediFast, Inc.	103	21,817
Nu Skin Enterprises, Inc. Class A	443	23,430
USANA Health Sciences, Inc. (a)	107	10,443
Veru, Inc. (a)	495	5,334
		755,613
Tobacco - 0.6%
22nd Century Group, Inc. (a)	1,347	4,432
Altria Group, Inc.	16,436	840,866
Philip Morris International, Inc.	13,761	1,221,151
Turning Point Brands, Inc.	102	5,321
Universal Corp.	217	12,801
Vector Group Ltd.	1,149	16,029
		2,100,600

TOTAL CONSUMER STAPLES		20,062,508

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Archrock, Inc.	1,111	10,543
Aspen Aerogels, Inc. (a)	277	5,634
Baker Hughes Co. Class A	6,483	140,098
Bristow Group, Inc. (a)	218	5,642
Cactus, Inc.	465	14,238
Championx Corp. (a)	1,639	35,615
Core Laboratories NV	380	10,940
DMC Global, Inc.	159	8,627
Dril-Quip, Inc. (a)	302	10,035
Frank's International NV (a)	1,054	3,742
Halliburton Co.	7,902	169,577
Helix Energy Solutions Group, Inc. (a)	1,142	5,767
Helmerich & Payne, Inc.	921	24,830
Liberty Oilfield Services, Inc. Class A	657	7,418
Nabors Industries Ltd.	54	5,046
Newpark Resources, Inc. (a)	906	2,845
Nextier Oilfield Solutions, Inc. (a)	1,331	4,951
NOV, Inc.	3,533	48,473
Oceaneering International, Inc. (a)	873	9,970
Oil States International, Inc. (a)	526	3,172
Patterson-UTI Energy, Inc.	1,816	12,948
ProPetro Holding Corp. (a)	662	7,057
RPC, Inc. (a)	526	2,840
Schlumberger Ltd.	12,393	336,966
Select Energy Services, Inc. Class A (a)	605	3,013
Solaris Oilfield Infrastructure, Inc. Class A	263	3,227
Technip Energies NV ADR (a)	735	11,003
TechnipFMC PLC	3,793	29,282
TETRA Technologies, Inc. (a)	926	2,222
Tidewater, Inc. (a)	329	4,122
Transocean Ltd. (United States) (a)(b)	4,883	17,335
U.S. Silica Holdings, Inc.	609	7,485
		964,663
Oil, Gas & Consumable Fuels - 2.3%
Alto Ingredients, Inc. (a)(b)	467	2,536
Antero Resources Corp. (a)	2,488	25,378
APA Corp.	3,298	59,034
Arch Resources, Inc.	134	5,574
Berry Petroleum Corp.	503	2,772
Bonanza Creek Energy, Inc. (a)	172	6,146
Brigham Minerals, Inc. Class A	336	4,919
Cabot Oil & Gas Corp.	3,495	65,636
Callon Petroleum Co. (a)(b)	438	16,885
Centennial Resource Development, Inc. Class A (a)	1,569	6,590
Cheniere Energy, Inc. (a)	2,044	147,188
Chevron Corp.	17,015	1,783,002
Cimarex Energy Co.	904	53,689
Clean Energy Fuels Corp. (a)	1,002	13,767
CNX Resources Corp. (a)	1,921	28,239
Comstock Resources, Inc. (a)(b)	418	2,316
ConocoPhillips Co.	11,983	634,740
CONSOL Energy, Inc. (a)	277	2,692
Contango Oil & Gas Co. (a)	1,350	5,265
Continental Resources, Inc. (a)	527	13,633
CVR Energy, Inc.	245	4,699
Delek U.S. Holdings, Inc.	538	11,718
Devon Energy Corp.	5,265	115,040
Diamond S Shipping, Inc. (a)	281	2,818
Diamondback Energy, Inc.	1,604	117,878
EOG Resources, Inc.	5,166	374,690
EQT Corp.	2,501	46,469
Equitrans Midstream Corp.	3,733	30,461
Exxon Mobil Corp.	37,418	2,089,047
Green Plains, Inc. (a)	366	9,908
Hess Corp.	2,424	171,522
HollyFrontier Corp.	1,342	48,017
International Seaways, Inc.	237	4,593
Kinder Morgan, Inc.	17,230	286,880
Kosmos Energy Ltd.	3,816	11,715
Laredo Petroleum, Inc. (a)	94	2,826
Magnolia Oil & Gas Corp. Class A (a)	1,170	13,432
Marathon Oil Corp.	6,943	74,151
Marathon Petroleum Corp.	5,759	308,049
Matador Resources Co.	954	22,371
Murphy Oil Corp.	1,295	21,251
National Energy Services Reunited Corp. (a)	294	3,637
Northern Oil & Gas, Inc. (a)	397	4,796
Occidental Petroleum Corp.	7,436	197,946
ONEOK, Inc.	3,937	199,448
Ovintiv, Inc.	2,287	54,476
Par Pacific Holdings, Inc. (a)	328	4,631
PBF Energy, Inc. Class A	837	11,844
PDC Energy, Inc. (a)	893	30,719
Peabody Energy Corp. (a)	395	1,209
Penn Virginia Corp. (a)	194	2,600
Phillips 66 Co.	3,867	315,315
Pioneer Natural Resources Co.	1,821	289,211
Range Resources Corp. (a)	2,242	23,160
Renewable Energy Group, Inc. (a)(b)	386	25,491
Rex American Resources Corp. (a)	49	4,124
SM Energy Co.	939	15,371
Southwestern Energy Co. (a)	5,626	26,161
Talos Energy, Inc. (a)	250	3,010
Targa Resources Corp.	1,999	63,468
Teekay Corp. (a)	1,029	3,293
Teekay Tankers Ltd. (a)(b)	238	3,308
Tellurian, Inc. (a)(b)	2,072	4,848
The Williams Companies, Inc.	10,724	254,052
Uranium Energy Corp. (a)	2,042	5,840
Valero Energy Corp.	3,617	258,977
W&T Offshore, Inc. (a)(b)	640	2,298
World Fuel Services Corp.	537	18,902
		8,475,671

TOTAL ENERGY		9,440,334

FINANCIALS - 11.3%
Banks - 4.4%
1st Source Corp.	149	7,089
Allegiance Bancshares, Inc.	148	6,000
Ameris Bancorp	622	32,661
Associated Banc-Corp.	1,310	27,955
Atlantic Union Bankshares Corp.	740	28,386
Banc of California, Inc.	412	7,449
BancFirst Corp.	160	11,310
Bancorp, Inc., Delaware (a)	421	8,723
BancorpSouth Bank	904	29,362
Bank of America Corp.	67,133	2,597,376
Bank of Hawaii Corp.	358	32,037
Bank OZK	1,095	44,731
BankUnited, Inc.	820	36,039
Banner Corp.	303	16,159
Berkshire Hills Bancorp, Inc.	501	11,182
BOK Financial Corp.	273	24,384
Boston Private Financial Holdings, Inc.	731	9,737
Bridge Bancorp, Inc.	281	8,469
Brookline Bancorp, Inc., Delaware	686	10,290
Bryn Mawr Bank Corp.	166	7,555
Cadence Bancorp Class A	1,087	22,534
Camden National Corp.	123	5,887
Cathay General Bancorp	643	26,222
Central Pacific Financial Corp.	232	6,190
CIT Group, Inc.	856	44,093
Citigroup, Inc.	18,452	1,342,383
Citizens Financial Group, Inc.	3,787	167,196
City Holding Co.	131	10,713
Columbia Banking Systems, Inc.	644	27,750
Comerica, Inc.	1,219	87,451
Commerce Bancshares, Inc.	927	71,017
Community Bank System, Inc.	476	36,519
Community Trust Bancorp, Inc.	129	5,680
ConnectOne Bancorp, Inc.	287	7,275
CrossFirst Bankshares, Inc. (a)	368	5,075
Cullen/Frost Bankers, Inc.	496	53,945
Customers Bancorp, Inc. (a)	237	7,541
CVB Financial Corp.	1,094	24,166
Eagle Bancorp, Inc.	262	13,941
East West Bancorp, Inc.	1,263	93,209
Enterprise Financial Services Corp.	285	14,090
FB Financial Corp.	291	12,938
Fifth Third Bancorp	6,314	236,459
First Bancorp, North Carolina	234	10,179
First Bancorp, Puerto Rico	1,895	21,338
First Bancshares, Inc.	161	5,894
First Busey Corp.	441	11,312
First Citizens Bancshares, Inc.	64	53,489
First Commonwealth Financial Corp.	826	11,870
First Financial Bancorp, Ohio	831	19,944
First Financial Bankshares, Inc. (b)	1,301	60,796
First Financial Corp., Indiana	108	4,861
First Foundation, Inc.	380	8,915
First Hawaiian, Inc.	1,163	31,831
First Horizon National Corp.	4,881	82,538
First Interstate Bancsystem, Inc.	298	13,720
First Merchants Corp.	476	22,134
First Midwest Bancorp, Inc., Delaware	986	21,603
First Republic Bank	1,560	260,130
Flushing Financial Corp.	298	6,327
FNB Corp., Pennsylvania	3,041	38,621
Fulton Financial Corp.	1,445	24,608
German American Bancorp, Inc.	208	9,614
Glacier Bancorp, Inc.	866	49,431
Great Southern Bancorp, Inc.	93	5,270
Great Western Bancorp, Inc.	462	13,994
Hancock Whitney Corp.	773	32,474
Hanmi Financial Corp.	268	5,288
HarborOne Bancorp, Inc.	447	6,021
Heartland Financial U.S.A., Inc.	358	17,993
Heritage Commerce Corp.	486	5,939
Heritage Financial Corp., Washington	325	9,178
Hilltop Holdings, Inc.	549	18,737
Home Bancshares, Inc.	1,342	36,301
Hope Bancorp, Inc.	1,113	16,762
Horizon Bancorp, Inc. Indiana	300	5,574
Huntington Bancshares, Inc.	9,050	142,266
Independent Bank Corp.	200	4,728
Independent Bank Corp., Massachusetts	289	24,331
Independent Bank Group, Inc.	316	22,828
International Bancshares Corp.	479	22,235
Investors Bancorp, Inc.	1,956	28,734
JPMorgan Chase & Co.	26,958	4,103,816
KeyCorp	8,621	172,248
Lakeland Bancorp, Inc.	418	7,286
Lakeland Financial Corp.	235	16,260
Live Oak Bancshares, Inc.	277	18,972
M&T Bank Corp.	1,143	173,290
Midland States Bancorp, Inc.	176	4,882
National Bank Holdings Corp.	265	10,515
NBT Bancorp, Inc.	360	14,364
Nicolet Bankshares, Inc. (a)	69	5,759
OceanFirst Financial Corp.	538	12,880
OFG Bancorp	418	9,455
Old National Bancorp, Indiana	1,458	28,198
Origin Bancorp, Inc.	199	8,440
Pacific Premier Bancorp, Inc.	834	36,229
PacWest Bancorp	1,027	39,180
Park National Corp.	129	16,680
Peoples Bancorp, Inc.	158	5,241
Peoples United Financial, Inc.	3,723	66,642
Pinnacle Financial Partners, Inc.	669	59,314
PNC Financial Services Group, Inc.	3,751	657,963
Popular, Inc.	769	54,076
Preferred Bank, Los Angeles	149	9,488
Prosperity Bancshares, Inc.	843	63,132
QCR Holdings, Inc.	120	5,666
Regions Financial Corp.	8,552	176,684
Renasant Corp.	486	20,111
S&T Bancorp, Inc.	345	11,558
Sandy Spring Bancorp, Inc.	415	18,023
Seacoast Banking Corp., Florida (a)	486	17,613
ServisFirst Bancshares, Inc.	417	25,575
Signature Bank	507	114,633
Silvergate Capital Corp. (a)	173	24,595
Simmons First National Corp. Class A	1,015	30,115
South State Corp.	641	50,325
Southside Bancshares, Inc.	287	11,052
Sterling Bancorp	1,708	39,318
Stock Yards Bancorp, Inc.	201	10,263
SVB Financial Group (a)	479	236,463
Synovus Financial Corp.	1,306	59,750
TCF Financial Corp.	1,342	62,349
Texas Capital Bancshares, Inc. (a)	445	31,559
Tompkins Financial Corp.	98	8,105
TowneBank	542	16,477
Trico Bancshares	233	11,037
TriState Capital Holdings, Inc. (a)	228	5,258
Triumph Bancorp, Inc. (a)	203	15,710
Truist Financial Corp.	11,917	694,999
Trustmark Corp.	560	18,850
U.S. Bancorp	12,089	668,643
UMB Financial Corp.	408	37,671
Umpqua Holdings Corp.	1,925	33,784
United Bankshares, Inc., West Virginia	1,141	44,020
United Community Bank, Inc.	743	25,351
Univest Corp. of Pennsylvania	234	6,690
Valley National Bancorp	3,719	51,099
Veritex Holdings, Inc.	427	13,971
Washington Trust Bancorp, Inc.	145	7,486
Webster Financial Corp.	815	44,915
Wells Fargo & Co.	36,556	1,428,243
WesBanco, Inc.	590	21,275
Westamerica Bancorp.	222	13,937
Western Alliance Bancorp.	923	87,168
Wintrust Financial Corp.	505	38,279
Zions Bancorp NA	1,442	79,252
		16,379,158
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	381	56,780
Ameriprise Financial, Inc.	1,035	240,586
Apollo Global Management LLC Class A	1,886	88,661
Ares Management Corp.	886	49,643
Artisan Partners Asset Management, Inc.	547	28,537
Assetmark Financial Holdings, Inc. (a)	177	4,131
B. Riley Financial, Inc.	167	9,415
Bank of New York Mellon Corp.	7,139	337,603
BGC Partners, Inc. Class A	2,680	12,944
BlackRock, Inc. Class A	1,253	944,712
Blucora, Inc. (a)	386	6,423
BrightSphere Investment Group, Inc.	529	10,781
Carlyle Group LP	1,025	37,679
Cboe Global Markets, Inc.	956	94,348
Charles Schwab Corp.	13,226	862,071
CME Group, Inc.	3,174	648,226
Cohen & Steers, Inc.	213	13,915
Cowen Group, Inc. Class A (b)	230	8,085
Diamond Hill Investment Group, Inc.	29	4,524
Donnelley Financial Solutions, Inc. (a)	273	7,598
Evercore, Inc. Class A	380	50,061
FactSet Research Systems, Inc.	337	103,995
Federated Hermes, Inc. Class B (non-vtg.)	815	25,510
Focus Financial Partners, Inc. Class A (a)	367	15,275
Franklin Resources, Inc.	2,383	70,537
Goldman Sachs Group, Inc.	3,039	993,753
Greenhill & Co., Inc.	162	2,670
Hamilton Lane, Inc. Class A	290	25,682
Houlihan Lokey	473	31,459
Interactive Brokers Group, Inc.	715	52,224
Intercontinental Exchange, Inc.	4,952	553,039
Invesco Ltd.	3,304	83,327
Janus Henderson Group PLC	1,495	46,569
KKR & Co. LP	5,089	248,598
Lazard Ltd. Class A	987	42,944
LPL Financial	709	100,791
MarketAxess Holdings, Inc.	337	167,799
Moelis & Co. Class A	515	28,263
Moody's Corp.	1,419	423,728
Morgan Stanley	13,249	1,028,917
Morningstar, Inc.	186	41,857
MSCI, Inc.	730	306,074
NASDAQ, Inc.	1,018	150,114
Northern Trust Corp.	1,850	194,454
Open Lending Corp. (a)	767	27,167
Oppenheimer Holdings, Inc. Class A (non-vtg.)	76	3,044
Piper Jaffray Companies	117	12,829
PJT Partners, Inc.	209	14,139
Raymond James Financial, Inc.	1,088	133,345
S&P Global, Inc.	2,126	750,202
Sculptor Capital Management, Inc. Class A	162	3,545
SEI Investments Co.	1,048	63,855
State Street Corp.	3,118	261,943
Stifel Financial Corp.	924	59,191
StoneX Group, Inc. (a)	142	9,284
T. Rowe Price Group, Inc.	2,014	345,602
The Blackstone Group LP	6,036	449,863
Tradeweb Markets, Inc. Class A	892	66,008
Victory Capital Holdings, Inc.	154	3,936
Virtu Financial, Inc. Class A	718	22,294
Virtus Investment Partners, Inc.	65	15,308
Waddell & Reed Financial, Inc. Class A	522	13,076
WisdomTree Investments, Inc.	994	6,213
		10,515,146
Consumer Finance - 0.6%
Ally Financial, Inc.	3,305	149,419
American Express Co.	5,765	815,402
Capital One Financial Corp.	4,057	516,172
Credit Acceptance Corp. (a)	101	36,383
CURO Group Holdings Corp.	190	2,772
Discover Financial Services	2,713	257,708
Encore Capital Group, Inc. (a)(b)	278	11,184
Enova International, Inc. (a)	354	12,560
EZCORP, Inc. (non-vtg.) Class A (a)	418	2,077
First Cash Financial Services, Inc.	359	23,576
Green Dot Corp. Class A (a)	464	21,247
LendingClub Corp. (a)	756	12,489
LendingTree, Inc. (a)	94	20,022
Navient Corp.	1,604	22,953
Nelnet, Inc. Class A	178	12,948
OneMain Holdings, Inc.	731	39,269
PRA Group, Inc. (a)	396	14,680
PROG Holdings, Inc.	623	26,970
Santander Consumer U.S.A. Holdings, Inc.	626	16,940
SLM Corp.	3,248	58,367
Synchrony Financial	4,817	195,859
World Acceptance Corp. (a)	29	3,763
		2,272,760
Diversified Financial Services - 1.2%
A-Mark Precious Metals, Inc.	50	1,800
Berkshire Hathaway, Inc. Class B (a)	16,830	4,299,560
Cannae Holdings, Inc. (a)	743	29,438
Equitable Holdings, Inc.	3,485	113,681
Jefferies Financial Group, Inc.	1,764	53,096
Voya Financial, Inc.	1,085	69,049
		4,566,624
Insurance - 2.0%
AFLAC, Inc.	5,651	289,218
Alleghany Corp.	123	77,034
Allstate Corp.	2,674	307,243
AMBAC Financial Group, Inc. (a)	367	6,144
American Equity Investment Life Holding Co.	791	24,940
American Financial Group, Inc.	612	69,829
American International Group, Inc.	7,650	353,507
American National Group, Inc.	72	7,767
Amerisafe, Inc.	169	10,816
Aon PLC	1,996	459,300
Arch Capital Group Ltd. (a)	3,572	137,058
Argo Group International Holdings, Ltd.	286	14,392
Arthur J. Gallagher & Co.	1,708	213,107
Assurant, Inc.	507	71,877
Assured Guaranty Ltd.	678	28,666
Athene Holding Ltd. (a)	1,118	56,347
Axis Capital Holdings Ltd.	708	35,096
Brighthouse Financial, Inc. (a)	758	33,542
Brown & Brown, Inc.	2,091	95,580
BRP Group, Inc. (a)	371	10,110
Chubb Ltd.	3,979	628,563
Cincinnati Financial Corp.	1,330	137,110
CNO Financial Group, Inc.	1,206	29,294
eHealth, Inc. (a)	224	16,292
Employers Holdings, Inc.	228	9,818
Enstar Group Ltd. (a)	117	28,867
Erie Indemnity Co. Class A	224	49,484
Everest Re Group Ltd.	350	86,734
FBL Financial Group, Inc. Class A	71	3,970
First American Financial Corp.	961	54,441
FNF Group	2,594	105,472
Genworth Financial, Inc. Class A (a)	4,393	14,585
Globe Life, Inc.	857	82,812
GoHealth, Inc. (a)	454	5,307
Goosehead Insurance	148	15,863
Greenlight Capital Re, Ltd. (a)	134	1,166
Hanover Insurance Group, Inc.	331	42,851
Hartford Financial Services Group, Inc.	3,163	211,257
HCI Group, Inc.	59	4,532
Heritage Insurance Holdings, Inc.	263	2,914
Horace Mann Educators Corp.	396	17,111
James River Group Holdings Ltd.	277	12,637
Kemper Corp.	543	43,288
Kinsale Capital Group, Inc.	191	31,477
Lemonade, Inc. (a)(b)	155	14,435
Lincoln National Corp.	1,610	100,255
Loews Corp.	2,017	103,432
Markel Corp. (a)	122	139,034
Marsh & McLennan Companies, Inc.	4,474	544,933
MBIA, Inc. (a)	470	4,521
Mercury General Corp.	242	14,716
MetLife, Inc.	6,644	403,889
National Western Life Group, Inc.	19	4,731
Old Republic International Corp.	2,545	55,583
Palomar Holdings, Inc. (a)	186	12,469
Primerica, Inc.	349	51,589
Principal Financial Group, Inc.	2,251	134,970
ProAssurance Corp.	466	12,470
Progressive Corp.	5,174	494,686
Prudential Financial, Inc.	3,510	319,761
Reinsurance Group of America, Inc.	595	75,000
RenaissanceRe Holdings Ltd.	446	71,472
RLI Corp.	349	38,938
Safety Insurance Group, Inc.	124	10,447
Selective Insurance Group, Inc.	527	38,229
Selectquote, Inc.	380	11,214
Siriuspoint Ltd. (a)	726	7,383
Stewart Information Services Corp.	227	11,811
The Travelers Companies, Inc.	2,229	335,242
Trean Insurance Group, Inc. (a)	90	1,454
Trupanion, Inc. (a)	308	23,473
United Fire Group, Inc.	177	6,160
Universal Insurance Holdings, Inc.	261	3,743
Unum Group	1,850	51,486
W.R. Berkley Corp.	1,249	94,112
Watford Holdings Ltd. (a)	192	6,645
White Mountains Insurance Group Ltd.	27	30,102
Willis Towers Watson PLC	1,140	260,923
		7,426,726
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	528	2,128
AGNC Investment Corp.	4,817	80,733
Annaly Capital Management, Inc.	12,392	106,571
Apollo Commercial Real Estate Finance, Inc.	1,169	16,331
Arbor Realty Trust, Inc.	1,059	16,838
Ares Commercial Real Estate Corp.	325	4,459
Armour Residential REIT, Inc.	567	6,917
Blackstone Mortgage Trust, Inc.	1,292	40,052
Broadmark Realty Capital, Inc.	1,125	11,768
Capstead Mortgage Corp.	812	5,059
Cherry Hill Mortgage Investment Corp.	214	1,999
Chimera Investment Corp.	2,052	26,060
Colony NorthStar Credit Real Estate, Inc.	670	5,708
Dynex Capital, Inc.	218	4,127
Ellington Financial LLC	360	5,764
Granite Point Mortgage Trust, Inc.	467	5,590
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	709	39,775
Invesco Mortgage Capital, Inc. (b)	1,926	7,723
KKR Real Estate Finance Trust, Inc.	269	4,947
Ladder Capital Corp. Class A	1,060	12,508
MFA Financial, Inc.	4,086	16,630
New Residential Investment Corp.	3,648	41,040
New York Mortgage Trust, Inc.	3,194	14,277
Orchid Island Capital, Inc.	925	5,559
PennyMac Mortgage Investment Trust	884	17,326
Ready Capital Corp.	567	7,609
Redwood Trust, Inc.	916	9,536
Starwood Property Trust, Inc.	2,583	63,903
TPG RE Finance Trust, Inc.	494	5,533
Two Harbors Investment Corp.	2,435	17,849
Western Asset Mortgage Capital Corp. (b)	302	963
		605,282
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	462	21,719
Capitol Federal Financial, Inc.	1,128	14,940
Columbia Financial, Inc. (a)	383	6,695
Essent Group Ltd.	983	46,683
Farmer Mac Class C (non-vtg.)	75	7,554
Flagstar Bancorp, Inc.	430	19,393
HomeStreet, Inc.	181	7,977
Kearny Financial Corp.	653	7,888
Merchants Bancorp	127	5,326
Meridian Bancorp, Inc. Maryland	477	8,786
Meta Financial Group, Inc.	279	12,641
MGIC Investment Corp.	3,003	41,592
Mr. Cooper Group, Inc. (a)	608	21,134
New York Community Bancorp, Inc.	4,212	53,155
NMI Holdings, Inc. (a)	719	16,997
Northfield Bancorp, Inc.	413	6,575
Northwest Bancshares, Inc.	1,169	16,892
Ocwen Financial Corp. (a)	58	1,649
Pennymac Financial Services, Inc.	365	24,408
Premier Financial Corp.	337	11,209
Provident Financial Services, Inc.	647	14,415
Radian Group, Inc.	1,699	39,502
Rocket Cos., Inc.	991	22,882
TFS Financial Corp.	437	8,902
Trustco Bank Corp., New York	795	5,859
Walker & Dunlop, Inc.	268	27,534
Washington Federal, Inc.	657	20,236
Waterstone Financial, Inc.	137	2,798
WSFS Financial Corp.	423	21,061
		516,402

TOTAL FINANCIALS		42,282,098

HEALTH CARE - 12.9%
Biotechnology - 2.5%
AbbVie, Inc.	15,612	1,689,531
Abeona Therapeutics, Inc. (a)(b)	425	799
ACADIA Pharmaceuticals, Inc. (a)	1,079	27,838
Acceleron Pharma, Inc. (a)	464	62,923
ADMA Biologics, Inc. (a)	1,006	1,771
Adverum Biotechnologies, Inc. (a)	840	8,282
Aeglea BioTherapeutics, Inc. (a)	266	2,107
Agenus, Inc. (a)(b)	1,279	3,479
Agios Pharmaceuticals, Inc. (a)	498	25,717
Akebia Therapeutics, Inc. (a)	1,225	4,147
Akero Therapeutics, Inc. (a)(b)	159	4,613
Akouos, Inc. (a)	102	1,415
Albireo Pharma, Inc. (a)	146	5,147
Aldeyra Therapeutics, Inc. (a)	389	4,621
Alector, Inc. (a)	420	8,459
Alexion Pharmaceuticals, Inc. (a)	1,946	297,563
Alkermes PLC (a)	1,378	25,741
Allakos, Inc. (a)	282	32,368
Allogene Therapeutics, Inc. (a)(b)	578	20,403
Allovir, Inc. (a)(b)	124	2,902
Alnylam Pharmaceuticals, Inc. (a)	1,045	147,544
Altimmune, Inc. (a)(b)	279	3,942
ALX Oncology Holdings, Inc. (a)	101	7,448
Amgen, Inc.	5,106	1,270,424
Amicus Therapeutics, Inc. (a)	2,272	22,447
AnaptysBio, Inc. (a)	181	3,901
Anavex Life Sciences Corp. (a)(b)	614	9,179
Anika Therapeutics, Inc. (a)	114	4,650
Annexon, Inc. (a)	114	3,174
Apellis Pharmaceuticals, Inc. (a)	543	23,300
Applied Genetic Technologies Corp. (a)(b)	442	2,241
Applied Molecular Transport, Inc. (b)	141	6,205
Applied Therapeutics, Inc. (a)	174	3,263
Arbutus Biopharma Corp. (a)	432	1,439
Arcturus Therapeutics Holdings, Inc. (a)(b)	176	7,269
Arcus Biosciences, Inc. (a)	378	10,614
Arcutis Biotherapeutics, Inc. (a)	242	7,001
Ardelyx, Inc. (a)	634	4,197
Arena Pharmaceuticals, Inc. (a)	552	38,303
Arrowhead Pharmaceuticals, Inc. (a)	933	61,867
Assembly Biosciences, Inc. (a)	212	975
Atara Biotherapeutics, Inc. (a)	689	9,894
Athenex, Inc. (a)(b)	650	2,795
Athersys, Inc. (a)(b)	1,306	2,351
Atreca, Inc. (a)	203	3,112
Avid Bioservices, Inc. (a)	512	9,334
Avidity Biosciences, Inc.	182	3,969
Avita Therapeutics, Inc. (a)	156	3,092
AVROBIO, Inc. (a)	308	3,909
Beam Therapeutics, Inc. (a)(b)	233	18,649
BeyondSpring, Inc. (a)	184	2,037
BioCryst Pharmaceuticals, Inc. (a)(b)	1,551	15,774
Biogen, Inc. (a)	1,348	377,103
Biohaven Pharmaceutical Holding Co. Ltd. (a)	484	33,081
BioMarin Pharmaceutical, Inc. (a)	1,595	120,438
BioXcel Therapeutics, Inc. (a)(b)	136	5,870
Black Diamond Therapeutics, Inc. (a)	136	3,299
bluebird bio, Inc. (a)	592	17,849
Blueprint Medicines Corp. (a)	512	49,782
BrainStorm Cell Therpeutic, Inc. (a)	213	816
BridgeBio Pharma, Inc. (a)(b)	854	52,606
Burning Rock Biotech Ltd. ADR	99	2,665
Calithera Biosciences, Inc. (a)	574	1,389
Capricor Therapeutics, Inc. (a)	203	950
CareDx, Inc. (a)	476	32,411
Catalyst Biosciences, Inc. (a)	343	1,729
Catalyst Pharmaceutical Partners, Inc. (a)	975	4,495
Cel-Sci Corp. (a)(b)	346	5,263
Celldex Therapeutics, Inc. (a)	346	7,128
ChemoCentryx, Inc. (a)	432	22,136
Chimerix, Inc. (a)	599	5,774
Chinook Therapeutics, Inc. (a)	347	5,392
Clovis Oncology, Inc. (a)(b)	988	6,936
Coherus BioSciences, Inc. (a)(b)	550	8,036
Concert Pharmaceuticals, Inc. (a)	140	699
Constellation Pharmaceuticals, Inc. (a)	282	6,596
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	351	691
Cortexyme, Inc. (a)(b)	114	4,107
Crinetics Pharmaceuticals, Inc. (a)	144	2,200
Cue Biopharma, Inc. (a)	265	3,233
Cyclerion Therapeutics, Inc. (a)	325	907
Cytokinetics, Inc. (a)	629	14,631
CytomX Therapeutics, Inc. (a)	648	5,009
Deciphera Pharmaceuticals, Inc. (a)	363	16,277
Denali Therapeutics, Inc. (a)	734	41,911
DermTech, Inc. (a)(b)	204	10,361
Dicerna Pharmaceuticals, Inc. (a)	603	15,419
Dynavax Technologies Corp. (a)(b)	876	8,611
Eagle Pharmaceuticals, Inc. (a)	82	3,423
Editas Medicine, Inc. (a)(b)	604	25,368
Eiger Biopharmaceuticals, Inc. (a)	282	2,496
Emergent BioSolutions, Inc. (a)	401	37,257
Enanta Pharmaceuticals, Inc. (a)	145	7,151
Epizyme, Inc. (a)	887	7,726
Esperion Therapeutics, Inc. (a)(b)	222	6,227
Exact Sciences Corp. (a)	1,501	197,802
Exelixis, Inc. (a)	2,747	62,055
Fate Therapeutics, Inc. (a)	712	58,704
FibroGen, Inc. (a)	725	25,165
Five Prime Therapeutics, Inc. (a)	417	15,708
Flexion Therapeutics, Inc. (a)(b)	424	3,795
Forma Therapeutics Holdings, Inc.	186	5,212
Fortress Biotech, Inc. (a)	504	1,779
Frequency Therapeutics, Inc. (a)(b)	259	2,461
G1 Therapeutics, Inc. (a)(b)	308	7,410
Generation Bio Co.	188	5,350
Geron Corp. (a)	2,765	4,369
Gilead Sciences, Inc.	11,126	719,073
Global Blood Therapeutics, Inc. (a)	538	21,924
GlycoMimetics, Inc. (a)	147	442
Gossamer Bio, Inc. (a)	452	4,181
Halozyme Therapeutics, Inc. (a)	1,149	47,902
Harpoon Therapeutics, Inc. (a)	185	3,870
Heat Biologics, Inc. (a)(b)	167	1,216
Heron Therapeutics, Inc. (a)(b)	679	11,007
Homology Medicines, Inc. (a)	231	2,174
iBio, Inc. (a)	2,199	3,386
Ideaya Biosciences, Inc. (a)	104	2,444
IGM Biosciences, Inc. (a)	67	5,138
Immatics NV (a)	217	2,433
ImmunoGen, Inc. (a)	1,702	13,786
Immunovant, Inc. (a)	462	7,410
Incyte Corp. (a)	1,637	133,039
Inovio Pharmaceuticals, Inc. (a)(b)	1,750	16,240
Inozyme Pharma, Inc. (a)	75	1,485
Insmed, Inc. (a)	911	31,029
Intellia Therapeutics, Inc. (a)	550	44,140
Intercept Pharmaceuticals, Inc. (a)(b)	223	5,147
Invitae Corp. (a)(b)	1,557	59,493
Ionis Pharmaceuticals, Inc. (a)	1,238	55,660
Iovance Biotherapeutics, Inc. (a)	1,219	38,594
Ironwood Pharmaceuticals, Inc. Class A (a)	1,332	14,892
iTeos Therapeutics, Inc. (a)	82	2,803
Iveric Bio, Inc. (a)	925	5,717
Jounce Therapeutics, Inc. (a)	239	2,455
Kadmon Holdings, Inc. (a)	1,259	4,898
Kalvista Pharmaceuticals, Inc. (a)	180	4,624
Karuna Therapeutics, Inc. (a)	159	19,117
Karyopharm Therapeutics, Inc. (a)(b)	601	6,323
Keros Therapeutics, Inc.	64	3,939
Kindred Biosciences, Inc. (a)	294	1,461
Kiniksa Pharmaceuticals Ltd. (a)	212	3,924
Kodiak Sciences, Inc. (a)	279	31,636
Krystal Biotech, Inc. (a)	158	12,172
Kura Oncology, Inc. (a)	611	17,273
Ligand Pharmaceuticals, Inc. Class B (a)(b)	154	23,477
Lineage Cell Therapeutics, Inc. (a)	1,104	2,594
Macrogenics, Inc. (a)	491	15,638
Madrigal Pharmaceuticals, Inc. (a)	78	9,124
Magenta Therapeutics, Inc. (a)	192	2,273
MannKind Corp. (a)(b)	2,300	9,016
Matinas BioPharma Holdings, Inc. (a)	1,165	1,223
MediciNova, Inc. (a)(b)	307	1,550
MEI Pharma, Inc. (a)	685	2,350
Mersana Therapeutics, Inc. (a)	485	7,847
Minerva Neurosciences, Inc. (a)(b)	186	543
Mirati Therapeutics, Inc. (a)	400	68,520
Mirum Pharmaceuticals, Inc. (a)	149	2,953
Moderna, Inc. (a)	2,688	351,994
Molecular Templates, Inc. (a)	354	4,467
Morphic Holding, Inc. (a)	124	7,847
Mustang Bio, Inc. (a)	365	1,212
Myriad Genetics, Inc. (a)	681	20,736
NantKwest, Inc. (a)(b)	342	8,119
Natera, Inc. (a)	689	69,961
Neoleukin Therapeutics, Inc. (a)	240	2,954
Neubase Therapeutics, Inc. (a)	153	1,131
Neurocrine Biosciences, Inc. (a)	825	80,231
NextCure, Inc. (a)	65	651
Nkarta, Inc. (a)	151	4,968
Novavax, Inc. (a)	604	109,511
Nurix Therapeutics, Inc. (a)	118	3,669
Opko Health, Inc. (a)(b)	3,853	16,529
ORIC Pharmaceuticals, Inc. (a)	104	2,548
Ovid Therapeutics, Inc. (a)(b)	403	1,620
Oyster Point Pharma, Inc. (a)	95	1,737
Palatin Technologies, Inc. (a)	1,636	1,128
Pandion Therapeutics, Inc. (a)	68	4,083
Passage Bio, Inc. (a)	174	3,042
PDL BioPharma, Inc. (a)(c)	644	1,591
Poseida Therapeutics, Inc. (a)	141	1,347
Precigen, Inc. (a)(b)	835	5,753
Precision BioSciences, Inc. (a)	305	3,157
Protagonist Therapeutics, Inc. (a)	332	8,599
Prothena Corp. PLC (a)	248	6,230
PTC Therapeutics, Inc. (a)	650	30,778
Puma Biotechnology, Inc. (a)	355	3,451
Radius Health, Inc. (a)	466	9,721
RAPT Therapeutics, Inc. (a)	73	1,621
Recro Pharma, Inc. (a)	85	237
Regeneron Pharmaceuticals, Inc. (a)	935	442,386
REGENXBIO, Inc. (a)	284	9,687
Relay Therapeutics, Inc. (a)	188	6,499
Repligen Corp. (a)	446	86,707
Replimune Group, Inc. (a)	229	6,987
Revolution Medicines, Inc. (a)	413	18,948
Rhythm Pharmaceuticals, Inc. (a)	320	6,806
Rigel Pharmaceuticals, Inc. (a)	1,471	5,031
Rocket Pharmaceuticals, Inc. (a)	374	16,594
Rubius Therapeutics, Inc. (a)	376	9,964
Sage Therapeutics, Inc. (a)	463	34,656
Sangamo Therapeutics, Inc. (a)	1,105	13,846
Sarepta Therapeutics, Inc. (a)	697	51,947
Scholar Rock Holding Corp. (a)	186	9,423
Seagen, Inc. (a)	1,130	156,912
Selecta Biosciences, Inc. (a)	658	2,977
Seres Therapeutics, Inc. (a)	493	10,151
Sesen Bio, Inc. (a)	1,433	3,726
Sorrento Therapeutics, Inc. (a)(b)	1,985	16,416
Spectrum Pharmaceuticals, Inc. (a)	1,341	4,372
Spero Therapeutics, Inc. (a)(b)	169	2,488
Springworks Therapeutics, Inc. (a)	244	17,951
Stoke Therapeutics, Inc. (a)	171	6,642
Sutro Biopharma, Inc. (a)	279	6,350
Syndax Pharmaceuticals, Inc. (a)(b)	314	7,021
Syros Pharmaceuticals, Inc. (a)	476	3,560
T2 Biosystems, Inc. (a)(b)	1,090	1,766
TCR2 Therapeutics, Inc. (a)	251	5,542
TG Therapeutics, Inc. (a)	1,008	48,586
Translate Bio, Inc. (a)	658	10,850
Travere Therapeutics, Inc. (a)	532	13,284
Trevena, Inc. (a)	1,148	2,055
Turning Point Therapeutics, Inc. (a)	387	36,606
Twist Bioscience Corp. (a)	367	45,457
Ultragenyx Pharmaceutical, Inc. (a)	554	63,078
uniQure B.V. (a)	311	10,478
United Therapeutics Corp. (a)	391	65,403
UNITY Biotechnology, Inc. (a)	354	2,124
Vanda Pharmaceuticals, Inc. (a)	467	7,014
Vaxart, Inc. (a)(b)	1,004	6,074
Vaxcyte, Inc.	211	4,167
VBI Vaccines, Inc. (a)	2,085	6,484
Veracyte, Inc. (a)	584	31,390
Verastem, Inc. (a)	1,592	3,932
Vericel Corp. (a)	397	22,053
Vertex Pharmaceuticals, Inc. (a)	2,303	494,892
Viking Therapeutics, Inc. (a)(b)	518	3,276
Vir Biotechnology, Inc. (a)(b)	580	29,737
Voyager Therapeutics, Inc. (a)	176	829
Xbiotech, Inc. (a)	84	1,442
Xencor, Inc. (a)	506	21,788
Y-mAbs Therapeutics, Inc. (a)	226	6,834
Zentalis Pharmaceuticals, Inc.	128	5,554
ZIOPHARM Oncology, Inc. (a)(b)	2,030	7,308
		9,515,611
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	15,651	1,875,616
Abiomed, Inc. (a)	403	128,448
Accelerate Diagnostics, Inc. (a)(b)	219	1,822
Accuray, Inc. (a)	889	4,401
Acutus Medical, Inc. (a)	75	1,003
Align Technology, Inc. (a)	637	344,955
Alphatec Holdings, Inc. (a)	481	7,595
Angiodynamics, Inc. (a)	321	7,511
Antares Pharma, Inc. (a)	1,299	5,339
Aspira Women's Health, Inc. (a)(b)	668	4,509
Atricure, Inc. (a)	388	25,422
Atrion Corp.	12	7,696
Avanos Medical, Inc. (a)	419	18,327
AxoGen, Inc. (a)	297	6,017
Axonics Modulation Technologies, Inc. (a)	270	16,170
Baxter International, Inc.	4,457	375,903
Becton, Dickinson & Co.	2,565	623,680
BioLife Solutions, Inc. (a)	225	8,100
BioSig Technologies, Inc. (a)	280	1,207
Boston Scientific Corp. (a)	12,532	484,362
Cantel Medical Corp. (a)	323	25,788
Cardiovascular Systems, Inc. (a)	366	14,032
Cerus Corp. (a)	1,459	8,769
Co.-Diagnostics, Inc. (a)(b)	193	1,841
CONMED Corp.	255	33,300
Cryolife, Inc. (a)	315	7,113
CryoPort, Inc. (a)(b)	408	21,220
Cutera, Inc. (a)	175	5,259
CytoSorbents Corp. (a)	302	2,621
Danaher Corp.	5,602	1,260,898
Dentsply Sirona, Inc.	1,943	123,983
DexCom, Inc. (a)	852	306,200
Edwards Lifesciences Corp. (a)	5,524	462,027
Envista Holdings Corp. (a)	1,403	57,242
Genmark Diagnostics, Inc. (a)	628	15,009
Glaukos Corp. (a)	396	33,236
Globus Medical, Inc. (a)	705	43,477
Haemonetics Corp. (a)	456	50,621
Heska Corp. (a)	85	14,319
Hill-Rom Holdings, Inc.	598	66,067
Hologic, Inc. (a)	2,285	169,958
ICU Medical, Inc. (a)	174	35,747
IDEXX Laboratories, Inc. (a)	757	370,408
Inari Medical, Inc.	74	7,918
Inogen, Inc. (a)	188	9,874
Insulet Corp. (a)	588	153,421
Integer Holdings Corp. (a)	281	25,880
Integra LifeSciences Holdings Corp. (a)	621	42,905
Intersect ENT, Inc. (a)	294	6,139
Intuitive Surgical, Inc. (a)	1,042	769,975
Invacare Corp.	319	2,558
iRhythm Technologies, Inc. (a)	254	35,270
Lantheus Holdings, Inc. (a)	567	12,117
LeMaitre Vascular, Inc.	139	6,780
LivaNova PLC (a)	434	31,999
Masimo Corp. (a)	446	102,428
Medtronic PLC	11,907	1,406,574
Meridian Bioscience, Inc. (a)	367	9,634
Merit Medical Systems, Inc. (a)	420	25,150
Mesa Laboratories, Inc.	41	9,984
Natus Medical, Inc. (a)	292	7,478
Neogen Corp. (a)	470	41,778
Nevro Corp. (a)	299	41,711
Novocure Ltd. (a)	758	100,192
NuVasive, Inc. (a)	439	28,781
OraSure Technologies, Inc. (a)	581	6,780
Orthofix International NV (a)	177	7,673
OrthoPediatrics Corp. (a)	112	5,460
Penumbra, Inc. (a)	297	80,362
Pulse Biosciences, Inc. (a)	97	2,297
Quidel Corp. (a)	342	43,752
Quotient Ltd. (a)	653	2,403
Repro Medical Systems, Inc. (a)	319	1,123
ResMed, Inc.	1,289	250,092
Retractable Technologies, Inc. (a)(b)	105	1,346
Rockwell Medical Technologies, Inc. (a)	904	1,049
Seaspine Holdings Corp. (a)	203	3,532
Shockwave Medical, Inc. (a)	280	36,473
SI-BONE, Inc. (a)	243	7,730
Sientra, Inc. (a)	481	3,506
Silk Road Medical, Inc. (a)	311	15,752
SmileDirectClub, Inc. (a)(b)	756	7,794
Staar Surgical Co. (a)	403	42,480
STERIS PLC	758	144,384
Stryker Corp.	2,889	703,703
Surgalign Holdings, Inc. (a)	574	1,251
SurModics, Inc. (a)	123	6,897
Tactile Systems Technology, Inc. (a)	179	9,754
Tandem Diabetes Care, Inc. (a)	563	49,685
Teleflex, Inc.	414	172,000
The Cooper Companies, Inc.	437	167,847
TransMedics Group, Inc. (a)	200	8,298
Vapotherm, Inc. (a)(b)	179	4,300
Varex Imaging Corp. (a)	313	6,413
Varian Medical Systems, Inc. (a)	803	141,754
ViewRay, Inc. (a)	1,160	5,046
West Pharmaceutical Services, Inc.	657	185,129
Zimmer Biomet Holdings, Inc.	1,836	293,907
Zynex, Inc. (a)(b)	186	2,840
		12,378,576
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	688	26,887
Acadia Healthcare Co., Inc. (a)	772	44,112
Accolade, Inc. (a)	145	6,579
AdaptHealth Corp. (a)	676	24,850
Addus HomeCare Corp. (a)	136	14,224
Amedisys, Inc. (a)	288	76,260
AmerisourceBergen Corp.	1,309	154,554
AMN Healthcare Services, Inc. (a)	421	31,028
Anthem, Inc.	2,165	777,127
Apollo Medical Holdings, Inc. (a)	85	2,303
Brookdale Senior Living, Inc. (a)	1,649	9,976
Cardinal Health, Inc.	2,605	158,254
Castle Biosciences, Inc. (a)	164	11,227
Centene Corp. (a)	5,149	329,073
Chemed Corp.	141	64,835
Cigna Corp.	3,110	751,811
Community Health Systems, Inc. (a)	1,016	13,736
Corvel Corp. (a)	82	8,412
Covetrus, Inc. (a)	912	27,333
Cross Country Healthcare, Inc. (a)	338	4,222
CVS Health Corp.	11,587	871,690
DaVita HealthCare Partners, Inc. (a)	631	68,003
Encompass Health Corp.	866	70,925
Fulgent Genetics, Inc. (a)(b)	148	14,300
Guardant Health, Inc. (a)	760	116,014
Hanger, Inc. (a)	349	7,964
HCA Holdings, Inc.	2,343	441,281
HealthEquity, Inc. (a)	726	49,368
Henry Schein, Inc. (a)	1,244	86,135
Humana, Inc.	1,139	477,526
InfuSystems Holdings, Inc. (a)	130	2,647
Laboratory Corp. of America Holdings (a)	865	220,601
LHC Group, Inc. (a)	287	54,877
Magellan Health Services, Inc. (a)	209	19,487
McKesson Corp.	1,406	274,226
MEDNAX, Inc. (a)	734	18,695
Modivcare, Inc. (a)	105	15,553
Molina Healthcare, Inc. (a)	515	120,386
National Healthcare Corp.	102	7,947
National Research Corp. Class A	116	5,432
Ontrak, Inc. (a)	58	1,888
Option Care Health, Inc. (a)	767	13,607
Owens & Minor, Inc.	655	24,621
Patterson Companies, Inc.	748	23,899
Pennant Group, Inc. (a)	214	9,801
PetIQ, Inc. Class A (a)(b)	182	6,417
Premier, Inc.	659	22,307
Progyny, Inc. (a)	336	14,955
Quest Diagnostics, Inc.	1,183	151,826
R1 RCM, Inc. (a)	1,102	27,197
RadNet, Inc. (a)	390	8,483
Select Medical Holdings Corp. (a)	973	33,179
Surgery Partners, Inc. (a)	243	10,755
Tenet Healthcare Corp. (a)	940	48,880
The Ensign Group, Inc.	447	41,946
The Joint Corp. (a)	117	5,659
Tivity Health, Inc. (a)	360	8,035
Triple-S Management Corp. (a)	220	5,727
U.S. Physical Therapy, Inc.	108	11,243
UnitedHealth Group, Inc.	8,351	3,107,157
Universal Health Services, Inc. Class B	681	90,839
		9,148,281
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	1,304	19,580
Cerner Corp.	2,714	195,082
Change Healthcare, Inc. (a)	2,064	45,614
Computer Programs & Systems, Inc.	117	3,580
Evolent Health, Inc. (a)	665	13,433
Health Catalyst, Inc. (a)	293	13,704
HealthStream, Inc. (a)	226	5,049
HMS Holdings Corp. (a)	813	30,061
iCAD, Inc. (a)	233	4,944
Inovalon Holdings, Inc. Class A (a)	663	19,081
Inspire Medical Systems, Inc. (a)	239	49,471
NantHealth, Inc. (a)(b)	333	1,069
Nextgen Healthcare, Inc. (a)	496	8,978
Omnicell, Inc. (a)	378	49,091
OptimizeRx Corp. (a)	115	5,606
Phreesia, Inc. (a)	251	13,077
Schrodinger, Inc. (a)(b)	311	23,726
Simulations Plus, Inc.	134	8,474
Tabula Rasa HealthCare, Inc. (a)(b)	197	9,072
Teladoc Health, Inc. (a)(b)	1,153	209,558
Veeva Systems, Inc. Class A (a)	1,212	316,623
Vocera Communications, Inc. (a)	274	10,538
		1,055,411
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	651	117,831
Adaptive Biotechnologies Corp. (a)	727	29,269
Agilent Technologies, Inc.	2,689	341,879
Avantor, Inc. (a)	4,594	132,904
Bio-Rad Laboratories, Inc. Class A (a)	189	107,951
Bio-Techne Corp.	345	131,766
Bruker Corp.	890	57,209
Charles River Laboratories International, Inc. (a)	444	128,685
ChromaDex, Inc. (a)	464	4,334
Codexis, Inc. (a)	510	11,674
Fluidigm Corp. (a)(b)	780	3,526
Frontage Holdings Corp. (a)(d)	6,000	3,612
Illumina, Inc. (a)	1,291	495,821
IQVIA Holdings, Inc. (a)	1,688	326,020
Luminex Corp.	379	12,090
Medpace Holdings, Inc. (a)	242	39,700
Mettler-Toledo International, Inc. (a)	207	239,228
Nanostring Technologies, Inc. (a)	411	27,007
NeoGenomics, Inc. (a)	1,027	49,532
Pacific Biosciences of California, Inc. (a)	1,732	57,693
PerkinElmer, Inc.	998	128,033
Personalis, Inc. (a)	244	6,005
PPD, Inc. (a)	980	37,083
PRA Health Sciences, Inc. (a)	577	88,471
Quanterix Corp. (a)	239	13,974
Syneos Health, Inc. (a)	727	55,143
Thermo Fisher Scientific, Inc.	3,480	1,588,202
Waters Corp. (a)	549	156,009
		4,390,651
Pharmaceuticals - 3.1%
AcelRx Pharmaceuticals, Inc. (a)	1,141	1,940
Aerie Pharmaceuticals, Inc. (a)(b)	389	6,951
Agile Therapeutics, Inc. (a)(b)	623	1,296
Amneal Pharmaceuticals, Inc. (a)	984	6,622
Amphastar Pharmaceuticals, Inc. (a)	298	5,459
Ampio Pharmaceuticals, Inc. (a)(b)	1,256	2,123
ANI Pharmaceuticals, Inc. (a)	58	2,096
Aquestive Therapeutics, Inc. (a)(b)	258	1,342
Arvinas Holding Co. LLC (a)	308	20,359
Axsome Therapeutics, Inc. (a)	226	12,796
Aytu BioScience, Inc. (a)	176	1,338
Biodelivery Sciences International, Inc. (a)	746	2,917
Bristol-Myers Squibb Co.	19,802	1,250,100
Cara Therapeutics, Inc. (a)	455	9,878
Catalent, Inc. (a)	1,516	159,650
Cerecor, Inc. (a)	576	1,740
Chiasma, Inc. (a)	407	1,274
Collegium Pharmaceutical, Inc. (a)	285	6,755
Corcept Therapeutics, Inc. (a)	908	21,601
CorMedix, Inc. (a)	276	2,757
CymaBay Therapeutics, Inc. (a)	416	1,889
Durect Corp. (a)	1,813	3,590
Elanco Animal Health, Inc. (a)	4,204	123,808
Eli Lilly & Co.	7,033	1,313,905
Endo International PLC (a)	2,083	15,435
Evofem Biosciences, Inc. (a)(b)	574	1,005
Evolus, Inc. (a)(b)	254	3,299
Fulcrum Therapeutics, Inc. (a)	113	1,331
Horizon Therapeutics PLC (a)	1,988	182,976
Innoviva, Inc. (a)(b)	489	5,844
Intra-Cellular Therapies, Inc. (a)	624	21,172
Jazz Pharmaceuticals PLC (a)	494	81,199
Johnson & Johnson	23,227	3,817,357
Kala Pharmaceuticals, Inc. (a)(b)	398	2,683
Lannett Co., Inc. (a)	340	1,795
Liquidia Technologies, Inc. (a)	436	1,173
Marinus Pharmaceuticals, Inc. (a)(b)	304	4,706
Merck & Co., Inc.	22,358	1,723,578
Nektar Therapeutics (a)	1,590	31,800
NGM Biopharmaceuticals, Inc. (a)	191	5,552
Ocular Therapeutix, Inc. (a)	664	10,896
Odonate Therapeutics, Inc. (a)	174	595
Omeros Corp. (a)(b)	553	9,843
Onconova Therapeutics, Inc. (a)	2,589	2,586
OptiNose, Inc. (a)	299	1,103
Pacira Biosciences, Inc. (a)	403	28,246
Paratek Pharmaceuticals, Inc. (a)	407	2,873
Perrigo Co. PLC	1,152	46,621
Pfizer, Inc.	49,282	1,785,487
Phathom Pharmaceuticals, Inc. (a)	124	4,657
Phibro Animal Health Corp. Class A	193	4,709
Pliant Therapeutics, Inc.	68	2,674
Prestige Brands Holdings, Inc. (a)	448	19,748
Provention Bio, Inc. (a)	512	5,373
Reata Pharmaceuticals, Inc. (a)	246	24,526
Relmada Therapeutics, Inc. (a)	100	3,521
Revance Therapeutics, Inc. (a)	600	16,770
Royalty Pharma PLC (b)	760	33,151
SIGA Technologies, Inc. (a)	328	2,132
Strongbridge Biopharma PLC (a)	400	1,104
Supernus Pharmaceuticals, Inc. (a)	450	11,781
TherapeuticsMD, Inc. (a)(b)	2,953	3,957
Theravance Biopharma, Inc. (a)	402	8,205
Tricida, Inc. (a)(b)	152	804
Viatris, Inc. (a)	10,726	149,842
Vyne Therapeutics, Inc. (a)(b)	501	3,429
WAVE Life Sciences (a)	318	1,784
Xeris Pharmaceuticals, Inc. (a)(b)	542	2,444
Zoetis, Inc. Class A	4,205	662,203
Zogenix, Inc. (a)	476	9,292
Zynerba Pharmaceuticals, Inc. (a)(b)	105	488
		11,723,935

TOTAL HEALTH CARE		48,212,465

INDUSTRIALS - 9.4%
Aerospace & Defense - 1.5%
AAR Corp.	274	11,412
Aerojet Rocketdyne Holdings, Inc.	643	30,195
AeroVironment, Inc. (a)	207	24,024
Astronics Corp. (a)	222	4,005
Axon Enterprise, Inc. (a)	558	79,470
BWX Technologies, Inc.	853	56,247
Cubic Corp.	276	20,581
Curtiss-Wright Corp.	363	43,052
Ducommun, Inc. (a)	102	6,120
General Dynamics Corp.	2,043	370,927
HEICO Corp.	412	51,830
HEICO Corp. Class A	621	70,546
Hexcel Corp. (a)	733	41,048
Howmet Aerospace, Inc. (a)	3,470	111,491
Huntington Ingalls Industries, Inc.	354	72,871
Kaman Corp.	235	12,053
Kratos Defense & Security Solutions, Inc. (a)	1,134	30,936
L3Harris Technologies, Inc.	1,817	368,270
Lockheed Martin Corp.	2,175	803,663
Maxar Technologies, Inc.	621	23,486
Mercury Systems, Inc. (a)	500	35,325
Moog, Inc. Class A	263	21,868
National Presto Industries, Inc.	46	4,695
Northrop Grumman Corp.	1,369	443,063
PAE, Inc. (a)	450	4,059
Park Aerospace Corp.	127	1,679
Parsons Corp. (a)	220	8,897
Raytheon Technologies Corp.	13,426	1,037,427
Spirit AeroSystems Holdings, Inc. Class A (b)	923	44,904
Teledyne Technologies, Inc. (a)	329	136,091
Textron, Inc.	2,023	113,450
The Boeing Co.	4,852	1,235,901
TransDigm Group, Inc. (a)	483	283,965
Triumph Group, Inc.	478	8,786
Vectrus, Inc. (a)	109	5,825
Virgin Galactic Holdings, Inc. (a)(b)	1,128	34,551
		5,652,713
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	517	15,127
Atlas Air Worldwide Holdings, Inc. (a)	243	14,687
C.H. Robinson Worldwide, Inc.	1,192	113,753
Echo Global Logistics, Inc. (a)	224	7,036
Expeditors International of Washington, Inc.	1,504	161,966
FedEx Corp.	2,156	612,390
Forward Air Corp.	238	21,137
Hub Group, Inc. Class A (a)	296	19,915
United Parcel Service, Inc. Class B	6,352	1,079,776
XPO Logistics, Inc. (a)	914	112,696
		2,158,483
Airlines - 0.3%
Alaska Air Group, Inc.	1,109	76,754
Allegiant Travel Co.	117	28,555
American Airlines Group, Inc. (a)	5,673	135,585
Delta Air Lines, Inc.	5,644	272,492
Hawaiian Holdings, Inc. (a)	453	12,082
JetBlue Airways Corp. (a)	2,785	56,647
Mesa Air Group, Inc. (a)	291	3,914
SkyWest, Inc.	436	23,753
Southwest Airlines Co.	5,219	318,672
Spirit Airlines, Inc. (a)	885	32,657
United Airlines Holdings, Inc. (a)	2,828	162,723
		1,123,834
Building Products - 0.6%
A.O. Smith Corp.	1,186	80,185
AAON, Inc.	371	25,974
Advanced Drain Systems, Inc.	447	46,215
Allegion PLC	808	101,501
Alpha PRO Tech Ltd. (a)	92	898
American Woodmark Corp. (a)	154	15,181
Apogee Enterprises, Inc.	225	9,198
Armstrong World Industries, Inc.	421	37,928
Builders FirstSource, Inc. (a)	1,803	83,605
Carrier Global Corp.	7,227	305,124
Cornerstone Building Brands, Inc. (a)	376	5,275
CSW Industrials, Inc.	119	16,065
Fortune Brands Home & Security, Inc.	1,235	118,338
Gibraltar Industries, Inc. (a)	283	25,897
Griffon Corp.	391	10,623
Insteel Industries, Inc.	163	5,027
Jeld-Wen Holding, Inc. (a)	636	17,611
Johnson Controls International PLC	6,367	379,919
Lennox International, Inc.	306	95,347
Masco Corp.	2,280	136,572
Masonite International Corp. (a)	211	24,316
Owens Corning	917	84,447
PGT Innovations, Inc. (a)	507	12,802
Quanex Building Products Corp.	292	7,659
Resideo Technologies, Inc. (a)	1,235	34,889
Simpson Manufacturing Co. Ltd.	383	39,729
The AZEK Co., Inc.	1,134	47,685
Trane Technologies PLC	2,108	349,000
Trex Co., Inc. (a)	1,035	94,744
UFP Industries, Inc.	540	40,954
		2,252,708
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	612	31,218
ACCO Brands Corp.	916	7,731
ADT, Inc. (b)	1,317	11,115
Brady Corp. Class A	419	22,396
BrightView Holdings, Inc. (a)	267	4,504
Casella Waste Systems, Inc. Class A (a)	409	26,000
Cimpress PLC (a)	166	16,622
Cintas Corp.	781	266,563
Clean Harbors, Inc. (a)	445	37,407
Copart, Inc. (a)	1,849	200,820
CoreCivic, Inc.	986	8,923
Covanta Holding Corp.	1,024	14,193
Deluxe Corp.	354	14,854
Ennis, Inc.	234	4,996
Harsco Corp. (a)	655	11,233
Healthcare Services Group, Inc. (b)	660	18,500
Herman Miller, Inc.	527	21,686
HNI Corp.	388	15,349
IAA Spinco, Inc. (a)	1,181	65,120
Interface, Inc.	476	5,940
KAR Auction Services, Inc.	1,175	17,625
Kimball International, Inc. Class B	344	4,816
Knoll, Inc.	366	6,043
Matthews International Corp. Class A	254	10,046
Montrose Environmental Group, Inc. (a)	132	6,625
MSA Safety, Inc. (b)	333	49,957
Pitney Bowes, Inc.	1,463	12,055
R.R. Donnelley & Sons Co.	765	3,106
Republic Services, Inc.	1,855	184,294
Rollins, Inc.	1,946	66,981
SP Plus Corp. (a)	188	6,165
Steelcase, Inc. Class A	747	10,749
Stericycle, Inc. (a)	830	56,033
Team, Inc. (a)	200	2,306
Tetra Tech, Inc.	476	64,603
The Brink's Co.	439	34,782
U.S. Ecology, Inc. (a)	278	11,576
UniFirst Corp.	136	30,425
Viad Corp.	210	8,768
Waste Management, Inc.	3,431	442,668
		1,834,793
Construction & Engineering - 0.2%
AECOM (a)	1,320	84,625
Aegion Corp. (a)	249	7,159
Ameresco, Inc. Class A (a)	203	9,872
API Group Corp. (a)(d)	1,349	27,897
Arcosa, Inc.	413	26,882
Argan, Inc.	124	6,615
Comfort Systems U.S.A., Inc.	325	24,300
Construction Partners, Inc. Class A (a)	288	8,605
Dycom Industries, Inc. (a)	274	25,441
EMCOR Group, Inc.	498	55,856
Fluor Corp.	1,120	25,861
Granite Construction, Inc.	394	15,859
Great Lakes Dredge & Dock Corp. (a)	589	8,588
HC2 Holdings, Inc. (a)	422	1,663
IES Holdings, Inc. (a)	186	9,376
MasTec, Inc. (a)	509	47,693
Matrix Service Co. (a)	249	3,264
MYR Group, Inc. (a)	149	10,679
NV5 Global, Inc. (a)	88	8,498
Primoris Services Corp.	439	14,544
Quanta Services, Inc.	1,231	108,303
Sterling Construction Co., Inc. (a)	234	5,429
Tutor Perini Corp. (a)	372	7,049
Valmont Industries, Inc.	192	45,633
Willscot Mobile Mini Holdings (a)	1,624	45,066
		634,757
Electrical Equipment - 0.7%
Acuity Brands, Inc.	326	53,790
American Superconductor Corp. (a)	192	3,640
AMETEK, Inc.	2,042	260,825
Atkore, Inc. (a)	405	29,120
AZZ, Inc.	224	11,278
Bloom Energy Corp. Class A (a)	1,047	28,321
Eaton Corp. PLC	3,521	486,884
Emerson Electric Co.	5,304	478,527
Encore Wire Corp.	176	11,815
Energous Corp. (a)(b)	372	1,510
EnerSys	380	34,504
FuelCell Energy, Inc. (a)(b)	2,916	42,020
Generac Holdings, Inc. (a)	558	182,717
GrafTech International Ltd.	1,199	14,664
Hubbell, Inc. Class B	475	88,773
nVent Electric PLC	1,486	41,474
Orion Energy Systems, Inc. (a)	184	1,281
Plug Power, Inc. (a)	4,450	159,488
Powell Industries, Inc.	95	3,218
Regal Beloit Corp.	368	52,506
Rockwell Automation, Inc.	1,029	273,138
Sensata Technologies, Inc. PLC (a)	1,378	79,855
Sunrun, Inc. (a)	1,400	84,672
Thermon Group Holdings, Inc. (a)	276	5,379
TPI Composites, Inc. (a)	274	15,462
Vertiv Holdings Co.	2,151	43,020
Vicor Corp. (a)	178	15,135
		2,503,016
Industrial Conglomerates - 1.0%
3M Co.	5,117	985,944
Carlisle Companies, Inc.	468	77,023
General Electric Co.	77,535	1,018,035
Honeywell International, Inc.	6,138	1,332,376
Raven Industries, Inc.	305	11,691
Roper Technologies, Inc.	928	374,300
		3,799,369
Machinery - 2.0%
AGCO Corp.	542	77,858
Alamo Group, Inc.	91	14,210
Albany International Corp. Class A	267	22,286
Allison Transmission Holdings, Inc.	986	40,258
Altra Industrial Motion Corp.	544	30,094
Astec Industries, Inc.	190	14,330
Barnes Group, Inc.	418	20,708
Blue Bird Corp. (a)	106	2,653
Caterpillar, Inc.	4,818	1,117,150
Chart Industries, Inc. (a)	321	45,694
CIRCOR International, Inc. (a)	156	5,432
Colfax Corp. (a)	1,004	43,985
Columbus McKinnon Corp. (NY Shares)	203	10,710
Crane Co.	434	40,757
Cummins, Inc.	1,310	339,434
Deere & Co.	2,770	1,036,368
Donaldson Co., Inc.	1,113	64,732
Douglas Dynamics, Inc.	203	9,368
Dover Corp.	1,266	173,607
Energy Recovery, Inc. (a)	360	6,602
Enerpac Tool Group Corp. Class A	497	12,982
EnPro Industries, Inc.	180	15,349
ESCO Technologies, Inc.	224	24,391
Evoqua Water Technologies Corp. (a)	1,102	28,983
ExOne Co. (a)(b)	143	4,484
Federal Signal Corp.	525	20,108
Flowserve Corp.	1,131	43,894
Fortive Corp.	2,995	211,567
Franklin Electric Co., Inc.	335	26,445
Gorman-Rupp Co.	158	5,231
Graco, Inc.	1,510	108,146
Greenbrier Companies, Inc. (b)	273	12,891
Helios Technologies, Inc.	265	19,311
Hillenbrand, Inc.	663	31,632
Hyster-Yale Materials Handling Class A	79	6,882
IDEX Corp.	674	141,082
Illinois Tool Works, Inc.	2,535	561,553
Ingersoll Rand, Inc. (a)	3,311	162,934
ITT, Inc.	759	69,001
John Bean Technologies Corp.	279	37,202
Kadant, Inc.	102	18,871
Kennametal, Inc.	716	28,619
Lincoln Electric Holdings, Inc.	521	64,052
Lindsay Corp.	91	15,162
Lydall, Inc. (a)	139	4,690
Manitowoc Co., Inc. (a)	293	6,042
Meritor, Inc. (a)	659	19,388
Middleby Corp. (a)	488	80,886
Miller Industries, Inc.	100	4,619
Mueller Industries, Inc.	493	20,386
Mueller Water Products, Inc. Class A	1,358	18,863
Navistar International Corp. (a)	440	19,373
Nikola Corp. (a)(b)	1,212	16,835
NN, Inc. (a)	274	1,937
Nordson Corp.	481	95,565
Omega Flex, Inc.	26	4,105
Oshkosh Corp.	599	71,077
Otis Worldwide Corp.	3,603	246,625
PACCAR, Inc.	3,072	285,450
Parker Hannifin Corp.	1,141	359,906
Pentair PLC	1,482	92,358
Proto Labs, Inc. (a)	239	29,098
RBC Bearings, Inc. (a)	218	42,896
REV Group, Inc.	190	3,640
Rexnord Corp.	1,077	50,716
Snap-On, Inc.	482	111,217
SPX Corp. (a)	388	22,609
SPX Flow, Inc.	364	23,052
Standex International Corp.	109	10,417
Stanley Black & Decker, Inc.	1,421	283,731
Tennant Co.	190	15,179
Terex Corp.	595	27,412
The Shyft Group, Inc.	300	11,160
Timken Co.	603	48,946
Toro Co.	963	99,324
TriMas Corp. (a)	380	11,522
Trinity Industries, Inc.	734	20,912
Wabash National Corp. (b)	429	8,065
Watts Water Technologies, Inc. Class A	255	30,297
Welbilt, Inc. (a)	1,135	18,444
Westinghouse Air Brake Co.	1,578	124,914
Woodward, Inc.	515	62,124
Xylem, Inc.	1,602	168,498
		7,359,286
Marine - 0.0%
Genco Shipping & Trading Ltd.	230	2,318
Kirby Corp. (a)	529	31,888
Matson, Inc.	389	25,946
SEACOR Holdings, Inc. (a)	168	6,846
		66,998
Professional Services - 0.6%
Acacia Research Corp. (a)	376	2,500
ASGN, Inc. (a)	479	45,716
Barrett Business Services, Inc.	63	4,338
Booz Allen Hamilton Holding Corp. Class A	1,227	98,810
CACI International, Inc. Class A (a)	226	55,745
CBIZ, Inc. (a)	454	14,828
CoreLogic, Inc.	638	50,562
CoStar Group, Inc. (a)	349	286,840
CRA International, Inc.	68	5,076
Dun & Bradstreet Holdings, Inc. (a)	1,222	29,096
Equifax, Inc.	1,076	194,896
Exponent, Inc.	473	46,094
Forrester Research, Inc. (a)	101	4,290
Franklin Covey Co. (a)	106	2,999
FTI Consulting, Inc. (a)	309	43,294
Heidrick & Struggles International, Inc.	166	5,930
Huron Consulting Group, Inc. (a)	194	9,774
ICF International, Inc.	149	13,023
IHS Markit Ltd.	3,290	318,406
Insperity, Inc.	304	25,457
Jacobs Engineering Group, Inc.	1,155	149,307
KBR, Inc.	1,248	47,911
Kelly Services, Inc. Class A (non-vtg.)	277	6,169
Kforce, Inc.	162	8,683
Korn Ferry	494	30,811
Leidos Holdings, Inc.	1,185	114,092
Manpower, Inc.	499	49,351
ManTech International Corp. Class A	243	21,129
Nielsen Holdings PLC	3,134	78,820
Resources Connection, Inc.	272	3,683
Robert Half International, Inc.	989	77,211
Science Applications International Corp.	510	42,631
TransUnion Holding Co., Inc.	1,688	151,920
TriNet Group, Inc. (a)	346	26,974
TrueBlue, Inc. (a)	293	6,452
Upwork, Inc. (a)	815	36,488
Verisk Analytics, Inc.	1,439	254,257
Willdan Group, Inc. (a)	82	3,366
		2,366,929
Road & Rail - 1.1%
AMERCO	79	48,395
ArcBest Corp.	217	15,270
Avis Budget Group, Inc. (a)	442	32,063
Covenant Transport Group, Inc. Class A (a)	125	2,574
CSX Corp.	6,732	649,099
Daseke, Inc. (a)	451	3,829
Heartland Express, Inc.	398	7,793
J.B. Hunt Transport Services, Inc.	741	124,540
Kansas City Southern	805	212,456
Knight-Swift Transportation Holdings, Inc. Class A	1,102	52,995
Landstar System, Inc.	339	55,955
Lyft, Inc. (a)	2,270	143,419
Marten Transport Ltd.	529	8,977
Norfolk Southern Corp.	2,223	596,920
Old Dominion Freight Lines, Inc.	851	204,589
Ryder System, Inc.	476	36,009
Saia, Inc. (a)	233	53,725
Schneider National, Inc. Class B	298	7,441
U.S. Xpress Enterprises, Inc. (a)	158	1,857
Uber Technologies, Inc. (a)	12,985	707,812
Union Pacific Corp.	5,916	1,303,946
Werner Enterprises, Inc.	499	23,538
Yellow Corp. (a)(b)	356	3,129
		4,296,331
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	927	45,423
Applied Industrial Technologies, Inc.	356	32,457
Beacon Roofing Supply, Inc. (a)	473	24,747
BlueLinx Corp. (a)	94	3,684
Boise Cascade Co.	344	20,582
CAI International, Inc.	149	6,782
DXP Enterprises, Inc. (a)	143	4,314
Fastenal Co.	5,083	255,573
GATX Corp. (b)	311	28,842
GMS, Inc. (a)	404	16,867
H&E Equipment Services, Inc.	264	10,032
Herc Holdings, Inc. (a)	229	23,205
McGrath RentCorp.	214	17,259
MRC Global, Inc. (a)	523	4,723
MSC Industrial Direct Co., Inc. Class A	404	36,437
NOW, Inc. (a)	983	9,918
Rush Enterprises, Inc. Class A	366	18,238
SiteOne Landscape Supply, Inc. (a)	388	66,247
Systemax, Inc.	156	6,415
Textainer Group Holdings Ltd. (a)	393	11,259
Titan Machinery, Inc. (a)	141	3,596
Triton International Ltd.	574	31,564
United Rentals, Inc. (a)	640	210,758
Univar, Inc. (a)	1,510	32,525
Veritiv Corp. (a)	93	3,956
W.W. Grainger, Inc.	390	156,363
Watsco, Inc.	288	75,096
WESCO International, Inc. (a)	391	33,833
		1,190,695
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	646	20,549

TOTAL INDUSTRIALS		35,260,461

INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 0.8%
ADTRAN, Inc.	384	6,405
Applied Optoelectronics, Inc. (a)(b)	166	1,388
Arista Networks, Inc. (a)	488	147,322
CalAmp Corp. (a)	334	3,624
Calix Networks, Inc. (a)	483	16,741
Casa Systems, Inc. (a)	325	3,097
Ciena Corp. (a)	1,362	74,529
Cisco Systems, Inc.	37,282	1,927,852
Clearfield, Inc. (a)	81	2,441
CommScope Holding Co., Inc. (a)	1,839	28,247
Comtech Telecommunications Corp.	210	5,216
Digi International, Inc. (a)	310	5,887
EchoStar Holding Corp. Class A (a)	439	10,536
Extreme Networks, Inc. (a)	1,098	9,608
F5 Networks, Inc. (a)	548	114,324
Harmonic, Inc. (a)	963	7,550
Infinera Corp. (a)(b)	1,786	17,199
Inseego Corp. (a)(b)	635	6,350
Juniper Networks, Inc.	2,879	72,925
Lumentum Holdings, Inc. (a)	679	62,027
Motorola Solutions, Inc.	1,491	280,383
NETGEAR, Inc. (a)	270	11,097
NetScout Systems, Inc. (a)	755	21,261
Plantronics, Inc.	326	12,685
Resonant, Inc. (a)	310	1,314
Ribbon Communications, Inc. (a)	1,061	8,711
ViaSat, Inc. (a)(b)	579	27,833
Viavi Solutions, Inc. (a)	1,980	31,086
		2,917,638
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	72	1,526
Akoustis Technologies, Inc. (a)(b)	392	5,229
Amphenol Corp. Class A	5,289	348,915
Arlo Technologies, Inc. (a)	703	4,415
Arrow Electronics, Inc. (a)	656	72,698
Avnet, Inc.	874	36,280
Badger Meter, Inc.	250	23,268
Belden, Inc.	399	17,704
Benchmark Electronics, Inc.	322	9,956
CDW Corp.	1,247	206,690
Cognex Corp.	1,569	130,211
Coherent, Inc. (a)	216	54,624
Corning, Inc.	6,794	295,607
CTS Corp.	282	8,759
Dolby Laboratories, Inc. Class A	579	57,159
ePlus, Inc. (a)	116	11,558
Fabrinet (a)	316	28,563
FARO Technologies, Inc. (a)	164	14,197
FLIR Systems, Inc.	1,180	66,635
II-VI, Inc. (a)	925	63,242
Insight Enterprises, Inc. (a)	321	30,630
Intellicheck, Inc. (a)	119	997
IPG Photonics Corp. (a)	315	66,446
Itron, Inc. (a)	386	34,219
Jabil, Inc.	1,188	61,966
Keysight Technologies, Inc. (a)	1,648	236,323
Kimball Electronics, Inc. (a)	192	4,954
Knowles Corp. (a)	827	17,301
Littelfuse, Inc.	224	59,235
Luna Innovations, Inc. (a)	282	2,969
Methode Electronics, Inc. Class A	336	14,105
MicroVision, Inc. (a)(b)	1,272	23,596
MTS Systems Corp.	163	9,487
Napco Security Technolgies, Inc. (a)	112	3,901
National Instruments Corp.	1,195	51,606
nLIGHT, Inc. (a)	317	10,271
Novanta, Inc. (a)	311	41,018
OSI Systems, Inc. (a)	152	14,607
Par Technology Corp. (a)(b)	173	11,316
PC Connection, Inc.	100	4,639
Plexus Corp. (a)	251	23,052
Rogers Corp. (a)	171	32,184
Sanmina Corp. (a)	561	23,214
ScanSource, Inc. (a)	213	6,379
SYNNEX Corp.	363	41,687
TE Connectivity Ltd.	2,924	377,518
Trimble, Inc. (a)	2,228	173,316
TTM Technologies, Inc. (a)(b)	852	12,354
Vishay Intertechnology, Inc.	1,138	27,403
Vishay Precision Group, Inc. (a)	107	3,297
Vontier Corp. (a)	1,522	46,071
Wrap Technologies, Inc. (a)(b)	241	1,340
Zebra Technologies Corp. Class A (a)	473	229,490
		3,154,127
IT Services - 4.9%
Accenture PLC Class A	5,598	1,546,448
Affirm Holdings, Inc. (b)	274	19,377
Akamai Technologies, Inc. (a)	1,447	147,449
Alliance Data Systems Corp.	446	49,992
Amdocs Ltd.	1,161	81,444
Automatic Data Processing, Inc.	3,778	712,040
BigCommerce Holdings, Inc. (a)	109	6,300
Black Knight, Inc. (a)	1,397	103,364
BM Technologies, Inc.	27	283
Brightcove, Inc. (a)	321	6,459
Broadridge Financial Solutions, Inc.	1,021	156,315
Cardtronics PLC (a)	331	12,843
Cass Information Systems, Inc.	108	4,997
Cognizant Technology Solutions Corp. Class A	4,689	366,305
Concentrix Corp. (a)	368	55,097
Conduent, Inc. (a)	1,530	10,190
CSG Systems International, Inc.	272	12,210
DXC Technology Co.	2,232	69,772
EPAM Systems, Inc. (a)	498	197,552
Euronet Worldwide, Inc. (a)	464	64,171
EVERTEC, Inc.	526	19,578
EVO Payments, Inc. Class A (a)	392	10,788
ExlService Holdings, Inc. (a)	292	26,327
Fastly, Inc. Class A (a)(b)	772	51,940
Fidelity National Information Services, Inc.	5,489	771,808
Fiserv, Inc. (a)	5,082	604,961
FleetCor Technologies, Inc. (a)	738	198,249
Gartner, Inc. (a)	786	143,484
Genpact Ltd.	1,532	65,600
Global Payments, Inc.	2,610	526,124
GoDaddy, Inc. (a)	1,509	117,129
GreenSky, Inc. Class A (a)	338	2,092
Grid Dynamics Holdings, Inc. (a)	179	2,851
GTT Communications, Inc. (a)(b)	132	242
Hackett Group, Inc.	255	4,179
i3 Verticals, Inc. Class A (a)	186	5,789
IBM Corp.	7,894	1,051,954
International Money Express, Inc. (a)	236	3,542
Jack Henry & Associates, Inc.	678	102,866
Limelight Networks, Inc. (a)	1,098	3,920
Liveramp Holdings, Inc. (a)	590	30,609
MasterCard, Inc. Class A	7,748	2,758,675
Maximus, Inc.	554	49,328
MoneyGram International, Inc. (a)	472	3,101
MongoDB, Inc. Class A (a)	460	123,018
NIC, Inc.	626	21,240
Okta, Inc. (a)	1,090	240,269
Paychex, Inc.	2,826	277,005
PayPal Holdings, Inc. (a)	10,353	2,514,123
Paysign, Inc. (a)(b)	151	660
Perficient, Inc. (a)	296	17,381
Perspecta, Inc.	1,206	35,034
Rackspace Technology, Inc. (a)(b)	316	7,514
Repay Holdings Corp. (a)	630	14,792
Sabre Corp. (b)	2,775	41,098
Sezzle, Inc. unit (a)	637	3,561
Shift4 Payments, Inc.	314	25,751
Snowflake Computing, Inc.	528	121,060
Square, Inc. (a)	3,447	782,641
Switch, Inc. Class A	790	12,845
Sykes Enterprises, Inc. (a)	379	16,706
The Western Union Co.	3,668	90,453
Ttec Holdings, Inc.	161	16,172
Tucows, Inc. (a)	89	6,898
Twilio, Inc. Class A (a)	1,416	482,516
Unisys Corp. (a)	534	13,574
VeriSign, Inc. (a)	880	174,909
Verra Mobility Corp. (a)	1,169	15,822
Visa, Inc. Class A	14,984	3,172,562
WEX, Inc. (a)	387	80,968
		18,486,316
Semiconductors & Semiconductor Equipment - 5.0%
ACM Research, Inc. (a)	84	6,786
Advanced Energy Industries, Inc.	340	37,118
Advanced Micro Devices, Inc. (a)	10,713	840,971
Alpha & Omega Semiconductor Ltd. (a)	163	5,330
Ambarella, Inc. (a)	309	31,021
Amkor Technology, Inc.	927	21,979
Analog Devices, Inc.	3,255	504,785
Applied Materials, Inc.	8,115	1,084,164
Atomera, Inc. (a)	190	4,655
Axcelis Technologies, Inc. (a)	293	12,039
AXT, Inc. (a)	287	3,346
Broadcom, Inc.	3,605	1,671,494
Brooks Automation, Inc.	655	53,481
Ceva, Inc. (a)	193	10,837
Cirrus Logic, Inc. (a)	511	43,328
CMC Materials, Inc.	264	46,673
Cohu, Inc.	398	16,652
Cree, Inc. (a)	1,025	110,833
CyberOptics Corp. (a)	55	1,428
Diodes, Inc. (a)	360	28,742
DSP Group, Inc. (a)	234	3,335
Enphase Energy, Inc. (a)	1,143	185,349
Entegris, Inc.	1,201	134,272
First Solar, Inc. (a)	745	65,039
FormFactor, Inc. (a)	718	32,389
Ichor Holdings Ltd. (a)	236	12,697
Impinj, Inc. (a)	190	10,805
Inphi Corp. (a)	480	85,637
Intel Corp.	35,911	2,298,304
KLA Corp.	1,364	450,666
Kopin Corp. (a)	644	6,756
Kulicke & Soffa Industries, Inc.	538	26,421
Lam Research Corp.	1,264	752,383
Lattice Semiconductor Corp. (a)	1,198	53,934
MACOM Technology Solutions Holdings, Inc. (a)	396	22,976
Marvell Technology Group Ltd.	5,940	290,941
Maxim Integrated Products, Inc.	2,371	216,638
MaxLinear, Inc. Class A (a)	593	20,209
Microchip Technology, Inc.	2,384	370,044
Micron Technology, Inc. (a)	9,896	872,926
MKS Instruments, Inc.	484	89,743
Monolithic Power Systems, Inc.	382	134,926
NeoPhotonics Corp. (a)	427	5,103
NVE Corp.	45	3,155
NVIDIA Corp.	5,480	2,925,936
NXP Semiconductors NV	2,449	493,082
ON Semiconductor Corp. (a)	3,655	152,085
Onto Innovation, Inc. (a)	420	27,598
PDF Solutions, Inc. (a)	270	4,801
Photronics, Inc. (a)	617	7,935
Pixelworks, Inc. (a)	389	1,288
Power Integrations, Inc.	520	42,370
Qorvo, Inc. (a)	1,006	183,796
Qualcomm, Inc.	10,039	1,331,071
Rambus, Inc. (a)	1,070	20,801
Semtech Corp. (a)	576	39,744
Silicon Laboratories, Inc. (a)	386	54,453
SiTime Corp. (a)	109	10,747
Skyworks Solutions, Inc.	1,460	267,881
SMART Global Holdings, Inc. (a)	120	5,522
SolarEdge Technologies, Inc. (a)	457	131,360
SunPower Corp. (a)(b)	690	23,081
Synaptics, Inc. (a)	302	40,897
Teradyne, Inc.	1,482	180,330
Texas Instruments, Inc.	8,119	1,534,410
Ultra Clean Holdings, Inc. (a)	347	20,140
Universal Display Corp.	383	90,683
Veeco Instruments, Inc. (a)	403	8,358
Xilinx, Inc.	2,176	269,606
		18,548,285
Software - 8.5%
2U, Inc. (a)(b)	662	25,308
8x8, Inc. (a)	952	30,883
A10 Networks, Inc. (a)	503	4,834
ACI Worldwide, Inc. (a)	1,023	38,925
Adobe, Inc. (a)	4,233	2,012,241
Agilysys, Inc. (a)	179	8,585
Alarm.com Holdings, Inc. (a)	397	34,293
Altair Engineering, Inc. Class A (a)	415	25,967
Alteryx, Inc. Class A (a)	515	42,724
American Software, Inc. Class A	322	6,665
Anaplan, Inc. (a)	1,243	66,936
ANSYS, Inc. (a)	770	261,461
AppFolio, Inc. (a)	162	22,908
Appian Corp. Class A (a)(b)	338	44,937
Aspen Technology, Inc. (a)	605	87,320
Autodesk, Inc. (a)	1,945	539,057
Avalara, Inc. (a)	764	101,941
Avaya Holdings Corp. (a)	705	19,761
Benefitfocus, Inc. (a)	306	4,226
Bill.Com Holdings, Inc. (a)	553	80,462
Blackbaud, Inc.	424	30,138
BlackLine, Inc. (a)(b)	452	48,997
Bottomline Technologies, Inc. (a)	333	15,068
Box, Inc. Class A (a)	1,261	28,953
Cadence Design Systems, Inc. (a)	2,471	338,502
CDK Global, Inc.	1,068	57,736
Cerence, Inc. (a)(b)	333	29,830
Ceridian HCM Holding, Inc. (a)	1,169	98,512
ChannelAdvisor Corp. (a)	278	6,547
Citrix Systems, Inc.	1,090	152,992
Cloudera, Inc. (a)	1,867	22,721
Cloudflare, Inc. (a)	1,667	117,123
CommVault Systems, Inc. (a)	407	26,252
Cornerstone OnDemand, Inc. (a)	521	22,705
Coupa Software, Inc. (a)	641	163,122
Crowdstrike Holdings, Inc. (a)	1,667	304,244
Datadog, Inc. Class A (a)	1,832	152,679
Digimarc Corp. (a)(b)	122	3,619
Digital Turbine, Inc. (a)	657	52,797
DocuSign, Inc. (a)	1,653	334,650
Domo, Inc. Class B (a)	224	12,609
Dropbox, Inc. Class A (a)	2,584	68,889
Duck Creek Technologies, Inc. (a)(b)	273	12,323
Dynatrace, Inc. (a)	1,607	77,522
Ebix, Inc.	221	7,079
eGain Communications Corp. (a)	155	1,471
Elastic NV (a)	562	62,494
Envestnet, Inc. (a)	480	34,670
Everbridge, Inc. (a)	316	38,293
Fair Isaac Corp. (a)	259	125,887
FireEye, Inc. (a)	2,077	40,647
Five9, Inc. (a)	595	93,016
Fortinet, Inc. (a)	1,200	221,304
Guidewire Software, Inc. (a)	737	74,901
HubSpot, Inc. (a)	386	175,325
Intelligent Systems Corp. (a)	67	2,741
InterDigital, Inc.	264	16,751
Intuit, Inc.	2,419	926,622
j2 Global, Inc. (a)	372	44,588
Jamf Holding Corp. (a)	245	8,653
LivePerson, Inc. (a)	561	29,587
Manhattan Associates, Inc. (a)	570	66,907
Medallia, Inc. (a)	705	19,662
Microsoft Corp.	66,645	15,712,892
MicroStrategy, Inc. Class A (a)	66	44,801
Mimecast Ltd. (a)	509	20,467
Mitek Systems, Inc. (a)	336	4,899
Model N, Inc. (a)	264	9,301
nCino, Inc. (a)(b)	128	8,540
New Relic, Inc. (a)	474	29,142
NortonLifeLock, Inc.	5,163	109,765
Nuance Communications, Inc. (a)	2,532	110,496
Nutanix, Inc. Class A (a)	1,699	45,125
Onespan, Inc. (a)	267	6,542
Oracle Corp.	16,379	1,149,314
Pagerduty, Inc. (a)(b)	502	20,195
Palo Alto Networks, Inc. (a)	860	276,972
Paycom Software, Inc. (a)	435	160,976
Paylocity Holding Corp. (a)	330	59,344
Pegasystems, Inc.	344	39,333
Ping Identity Holding Corp. (a)	327	7,171
Pluralsight, Inc. (a)	856	19,123
Progress Software Corp.	389	17,139
Proofpoint, Inc. (a)	503	63,272
PROS Holdings, Inc. (a)	349	14,833
PTC, Inc. (a)	936	128,840
Q2 Holdings, Inc. (a)	459	45,992
QAD, Inc. Class A	93	6,192
Qualys, Inc. (a)(b)	308	32,272
Rapid7, Inc. (a)	461	34,395
RealPage, Inc. (a)	790	68,888
RingCentral, Inc. (a)	712	212,091
SailPoint Technologies Holding, Inc. (a)	829	41,981
Salesforce.com, Inc. (a)	8,109	1,718,054
SecureWorks Corp. (a)	46	615
ServiceNow, Inc. (a)	1,734	867,191
ShotSpotter, Inc. (a)	54	1,894
Slack Technologies, Inc. Class A (a)	4,423	179,706
Smartsheet, Inc. (a)	1,031	65,902
Smith Micro Software, Inc. (a)	387	2,130
SolarWinds, Inc. (a)	599	10,447
Splunk, Inc. (a)	1,432	194,007
Sprout Social, Inc. (a)	252	14,556
SPS Commerce, Inc. (a)	317	31,481
SS&C Technologies Holdings, Inc.	1,983	138,552
SVMK, Inc. (a)	1,061	19,438
Synchronoss Technologies, Inc. (a)	197	703
Synopsys, Inc. (a)	1,351	334,751
Tenable Holdings, Inc. (a)	582	21,060
Teradata Corp. (a)	960	36,998
The Trade Desk, Inc. (a)	377	245,676
Tyler Technologies, Inc. (a)	359	152,406
Upland Software, Inc. (a)	216	10,193
Varonis Systems, Inc. (a)	883	45,333
Verint Systems, Inc. (a)	604	27,476
Veritone, Inc. (a)	224	5,372
Vertex, Inc. Class A (a)	236	5,187
VirnetX Holding Corp. (b)	601	3,348
VMware, Inc. Class A (a)(b)	717	107,873
Vobile Group Ltd. (a)	2,000	6,277
Workday, Inc. Class A (a)	1,628	404,444
Workiva, Inc. (a)	370	32,656
Xperi Holding Corp.	892	19,419
Yext, Inc. (a)	826	11,960
Zendesk, Inc. (a)	1,047	138,853
Zix Corp. (a)	436	3,292
Zoom Video Communications, Inc. Class A (a)	1,810	581,535
Zscaler, Inc. (a)	664	113,989
Zuora, Inc. (a)	943	13,956
		31,695,585
Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp. (a)	1,106	30,349
Apple, Inc.	139,476	17,036,958
Avid Technology, Inc. (a)	382	8,064
Dell Technologies, Inc. (a)	2,099	185,027
Diebold Nixdorf, Inc. (a)	716	10,117
Eastman Kodak Co. (a)(b)	655	5,155
Hewlett Packard Enterprise Co.	11,564	182,017
HP, Inc.	11,081	351,822
Immersion Corp. (a)	125	1,198
NCR Corp. (a)	1,126	42,732
NetApp, Inc.	1,976	143,596
Pure Storage, Inc. Class A (a)	2,156	46,440
Razer, Inc. (a)(d)	37,000	12,565
Seagate Technology LLC	1,789	137,306
Super Micro Computer, Inc. (a)	369	14,413
Western Digital Corp.	2,718	181,427
Xerox Holdings Corp.	1,469	35,653
		18,424,839

TOTAL INFORMATION TECHNOLOGY		93,226,790

MATERIALS - 2.8%
Chemicals - 1.8%
AdvanSix, Inc. (a)	237	6,356
Air Products & Chemicals, Inc.	1,956	550,301
Albemarle Corp. U.S.	1,036	151,370
American Vanguard Corp.	226	4,613
Amyris, Inc. (a)(b)	1,496	28,574
Ashland Global Holdings, Inc.	479	42,521
Avient Corp.	806	38,100
Axalta Coating Systems Ltd. (a)	1,893	55,995
Balchem Corp.	287	35,993
Cabot Corp.	500	26,220
Celanese Corp. Class A	1,015	152,057
CF Industries Holdings, Inc.	1,872	84,951
Chase Corp.	58	6,751
Corteva, Inc.	6,591	307,272
Dow, Inc.	6,598	421,876
DuPont de Nemours, Inc.	4,766	368,316
Eastman Chemical Co.	1,211	133,355
Ecolab, Inc.	2,198	470,526
Element Solutions, Inc.	1,922	35,153
Ferro Corp. (a)	735	12,392
FMC Corp.	1,155	127,755
FutureFuel Corp.	188	2,732
GCP Applied Technologies, Inc. (a)	421	10,331
H.B. Fuller Co.	444	27,932
Hawkins, Inc.	163	5,464
Huntsman Corp.	1,815	52,326
Ingevity Corp. (a)	357	26,964
Innospec, Inc.	221	22,694
International Flavors & Fragrances, Inc.	2,203	307,561
Intrepid Potash, Inc. (a)	109	3,549
Koppers Holdings, Inc. (a)	174	6,048
Kraton Performance Polymers, Inc. (a)	282	10,318
Kronos Worldwide, Inc.	206	3,152
Linde PLC	4,619	1,293,967
Livent Corp. (a)(b)	1,268	21,962
Loop Industries, Inc. (a)(b)	161	1,290
LyondellBasell Industries NV Class A	2,281	237,338
Minerals Technologies, Inc.	303	22,822
NewMarket Corp.	64	24,330
Olin Corp.	1,289	48,943
Orion Engineered Carbons SA	527	10,392
PPG Industries, Inc.	2,093	314,494
PQ Group Holdings, Inc.	334	5,578
Quaker Chemical Corp.	113	27,546
Rayonier Advanced Materials, Inc. (a)	640	5,805
RPM International, Inc.	1,152	105,811
Sensient Technologies Corp.	380	29,640
Sherwin-Williams Co.	712	525,463
Stepan Co.	185	23,515
The Chemours Co. LLC	1,451	40,497
The Mosaic Co.	3,077	97,264
The Scotts Miracle-Gro Co. Class A	355	86,964
Tredegar Corp.	204	3,062
Trinseo SA	332	21,138
Tronox Holdings PLC	990	18,117
Valvoline, Inc.	1,647	42,937
W.R. Grace & Co.	553	33,103
Westlake Chemical Corp.	294	26,104
		6,607,600
Construction Materials - 0.1%
Eagle Materials, Inc.	380	51,076
Forterra, Inc. (a)	139	3,232
Martin Marietta Materials, Inc.	552	185,373
Summit Materials, Inc. (a)	1,049	29,393
U.S. Concrete, Inc. (a)	153	11,218
Vulcan Materials Co.	1,174	198,113
		478,405
Containers & Packaging - 0.4%
Amcor PLC	13,775	160,892
Aptargroup, Inc.	584	82,735
Avery Dennison Corp.	738	135,534
Ball Corp.	2,901	245,831
Berry Global Group, Inc. (a)	1,191	73,127
Crown Holdings, Inc.	1,199	116,351
Graphic Packaging Holding Co.	2,365	42,948
Greif, Inc. Class A	218	12,426
International Paper Co.	3,483	188,326
Myers Industries, Inc.	298	5,888
O-I Glass, Inc.	1,337	19,707
Packaging Corp. of America	842	113,232
Ranpak Holdings Corp. (A Shares) (a)	338	6,780
Sealed Air Corp.	1,359	62,269
Silgan Holdings, Inc.	668	28,076
Sonoco Products Co.	884	55,957
WestRock Co.	2,345	122,057
		1,472,136
Metals & Mining - 0.5%
Alcoa Corp. (a)	1,678	54,518
Allegheny Technologies, Inc. (a)	1,122	23,629
Arconic Rolled Products Corp. (a)	835	21,201
Carpenter Technology Corp.	435	17,900
Century Aluminum Co. (a)	408	7,205
Cleveland-Cliffs, Inc.	4,028	81,003
Coeur d'Alene Mines Corp. (a)	2,184	19,722
Commercial Metals Co.	1,090	33,616
Compass Minerals International, Inc.	284	17,812
Coronado Global Resources, Inc. unit (a)(d)	4,248	2,904
Freeport-McMoRan, Inc.	12,904	424,929
Gold Resource Corp.	901	2,379
Haynes International, Inc.	112	3,323
Hecla Mining Co.	4,795	27,284
Kaiser Aluminum Corp.	132	14,586
Materion Corp.	166	10,996
McEwen Mining, Inc. (a)(b)	3,284	3,415
Newmont Corp.	7,075	426,410
Nucor Corp.	2,637	211,672
Reliance Steel & Aluminum Co.	556	84,673
Royal Gold, Inc.	588	63,281
Ryerson Holding Corp. (a)	175	2,982
Schnitzer Steel Industries, Inc. Class A	244	10,197
Steel Dynamics, Inc.	1,754	89,033
SunCoke Energy, Inc.	726	5,089
TimkenSteel Corp. (a)	411	4,829
United States Steel Corp.	2,372	62,075
Warrior Metropolitan Coal, Inc.	500	8,565
Worthington Industries, Inc.	296	19,859
		1,755,087
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	139	5,229
Domtar Corp.	472	17,440
Louisiana-Pacific Corp.	957	53,075
Mercer International, Inc. (SBI)	355	5,108
Neenah, Inc.	141	7,245
P.H. Glatfelter Co.	345	5,917
Resolute Forest Products (a)	715	7,829
Schweitzer-Mauduit International, Inc.	261	12,781
Verso Corp.	232	3,385
		118,009

TOTAL MATERIALS		10,431,237

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Acadia Realty Trust (SBI)	761	14,436
Agree Realty Corp.	566	38,097
Alexander & Baldwin, Inc.	654	10,981
Alexanders, Inc.	17	4,714
Alexandria Real Estate Equities, Inc.	1,126	185,002
American Assets Trust, Inc.	419	13,592
American Campus Communities, Inc.	1,246	53,790
American Finance Trust, Inc.	1,002	9,840
American Homes 4 Rent Class A	2,416	80,549
American Tower Corp.	3,927	938,789
Americold Realty Trust	2,262	87,019
Apartment Income (REIT) Corp.	1,311	56,058
Apartment Investment & Management Co. Class A	1,333	8,185
Apple Hospitality (REIT), Inc.	1,794	26,139
Armada Hoffler Properties, Inc.	514	6,446
AvalonBay Communities, Inc.	1,236	228,054
Bluerock Residential Growth (REIT), Inc.	229	2,315
Boston Properties, Inc.	1,258	127,385
Brandywine Realty Trust (SBI)	1,499	19,352
Brixmor Property Group, Inc.	2,627	53,144
Camden Property Trust (SBI)	873	95,951
CareTrust (REIT), Inc.	866	20,165
CatchMark Timber Trust, Inc.	415	4,225
Centerspace	128	8,704
Chatham Lodging Trust	392	5,159
City Office REIT, Inc.	447	4,747
Colony Capital, Inc.	4,365	28,285
Columbia Property Trust, Inc.	1,001	17,117
Community Healthcare Trust, Inc.	195	8,993
CorEnergy Infrastructure Trust, Inc.	70	495
CoreSite Realty Corp.	376	45,064
Corporate Office Properties Trust (SBI)	971	25,566
Cousins Properties, Inc.	1,348	47,652
Crown Castle International Corp.	3,812	656,160
CTO Realty Growth, Inc.	61	3,173
CubeSmart	1,763	66,694
CyrusOne, Inc.	1,056	71,512
DiamondRock Hospitality Co. (a)	1,957	20,157
Digital Realty Trust, Inc.	2,486	350,128
Diversified Healthcare Trust (SBI)	2,066	9,875
Douglas Emmett, Inc.	1,491	46,817
Duke Realty Corp.	3,311	138,830
Easterly Government Properties, Inc.	707	14,656
EastGroup Properties, Inc.	357	51,151
Empire State Realty Trust, Inc.	1,281	14,258
EPR Properties	669	31,169
Equinix, Inc.	790	536,876
Equity Commonwealth	1,092	30,358
Equity Lifestyle Properties, Inc.	1,516	96,478
Equity Residential (SBI)	3,038	217,612
Essential Properties Realty Trust, Inc.	938	21,415
Essex Property Trust, Inc.	577	156,852
Extra Space Storage, Inc.	1,171	155,216
Farmland Partners, Inc.	205	2,298
Federal Realty Investment Trust (SBI)	615	62,392
First Industrial Realty Trust, Inc.	1,150	52,659
Four Corners Property Trust, Inc.	653	17,892
Franklin Street Properties Corp.	912	4,970
Gaming & Leisure Properties	1,962	83,248
Getty Realty Corp.	351	9,940
Gladstone Commercial Corp.	358	7,002
Gladstone Land Corp.	226	4,136
Global Medical REIT, Inc.	401	5,257
Global Net Lease, Inc.	824	14,881
Healthcare Realty Trust, Inc.	1,218	36,930
Healthcare Trust of America, Inc.	1,939	53,478
Healthpeak Properties, Inc.	4,788	151,971
Hersha Hospitality Trust	343	3,619
Highwoods Properties, Inc. (SBI)	922	39,591
Host Hotels & Resorts, Inc.	6,277	105,767
Hudson Pacific Properties, Inc.	1,382	37,494
Independence Realty Trust, Inc.	930	14,136
Industrial Logistics Properties Trust	548	12,675
Invitation Homes, Inc.	5,024	160,718
Iron Mountain, Inc.	2,571	95,153
iStar Financial, Inc. (b)	622	11,059
JBG SMITH Properties	1,011	32,140
Kilroy Realty Corp.	930	61,036
Kimco Realty Corp.	3,884	72,825
Kite Realty Group Trust	759	14,641
Lamar Advertising Co. Class A	776	72,882
Lexington Corporate Properties Trust	2,388	26,531
Life Storage, Inc.	678	58,274
LTC Properties, Inc.	329	13,726
Mack-Cali Realty Corp.	735	11,378
Medical Properties Trust, Inc.	5,186	110,358
Mid-America Apartment Communities, Inc.	1,013	146,237
Monmouth Real Estate Investment Corp. Class A	885	15,656
National Health Investors, Inc.	391	28,261
National Retail Properties, Inc.	1,551	68,353
National Storage Affiliates Trust	584	23,319
NETSTREIT Corp.	118	2,182
New Senior Investment Group, Inc.	747	4,654
NexPoint Residential Trust, Inc.	199	9,172
Office Properties Income Trust	432	11,889
Omega Healthcare Investors, Inc.	2,049	75,055
One Liberty Properties, Inc.	123	2,739
Outfront Media, Inc.	1,245	27,178
Paramount Group, Inc.	1,404	14,223
Park Hotels & Resorts, Inc.	2,136	46,095
Pebblebrook Hotel Trust	1,206	29,294
Physicians Realty Trust	1,883	33,273
Piedmont Office Realty Trust, Inc. Class A	1,127	19,576
Plymouth Industrial REIT, Inc.	254	4,280
Potlatch Corp.	619	32,757
Preferred Apartment Communities, Inc. Class A	460	4,531
Prologis (REIT), Inc.	6,535	692,710
PS Business Parks, Inc.	176	27,206
Public Storage	1,345	331,892
QTS Realty Trust, Inc. Class A	573	35,549
Rayonier, Inc.	1,202	38,765
Realty Income Corp.	3,298	209,423
Regency Centers Corp.	1,388	78,713
Retail Opportunity Investments Corp.	1,051	16,679
Retail Properties America, Inc.	1,870	19,598
Retail Value, Inc.	163	3,050
Rexford Industrial Realty, Inc.	1,164	58,666
RLJ Lodging Trust	1,450	22,446
RPT Realty	654	7,462
Ryman Hospitality Properties, Inc.	483	37,437
Sabra Health Care REIT, Inc.	1,854	32,185
Safehold, Inc.	126	8,833
Saul Centers, Inc.	115	4,613
SBA Communications Corp. Class A	967	268,391
Seritage Growth Properties (a)	327	6,000
Service Properties Trust	1,402	16,628
Simon Property Group, Inc.	2,907	330,729
SITE Centers Corp.	1,566	21,235
SL Green Realty Corp.	629	44,024
Spirit Realty Capital, Inc.	1,047	44,498
Stag Industrial, Inc.	1,445	48,566
Store Capital Corp.	2,115	70,853
Summit Hotel Properties, Inc. (a)	869	8,829
Sun Communities, Inc.	991	148,690
Sunstone Hotel Investors, Inc.	1,862	23,201
Tanger Factory Outlet Centers, Inc. (b)	777	11,756
Terreno Realty Corp.	611	35,297
The GEO Group, Inc. (b)	1,134	8,800
The Macerich Co.	1,049	12,273
UDR, Inc.	2,640	115,790
UMH Properties, Inc.	359	6,882
Uniti Group, Inc.	2,023	22,314
Universal Health Realty Income Trust (SBI)	104	7,049
Urban Edge Properties	957	15,810
Urstadt Biddle Properties, Inc. Class A	263	4,379
Ventas, Inc.	3,315	176,822
VEREIT, Inc.	2,010	77,626
VICI Properties, Inc. (b)	4,770	134,705
Vornado Realty Trust	1,374	62,366
Washington Prime Group, Inc. (b)	112	250
Washington REIT (SBI)	730	16,133
Weingarten Realty Investors (SBI)	1,104	29,709
Welltower, Inc.	3,693	264,530
Weyerhaeuser Co.	6,627	235,921
Whitestone REIT Class B	434	4,210
WP Carey, Inc.	1,569	111,022
Xenia Hotels & Resorts, Inc.	994	19,383
		11,055,076
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	2,968	234,798
Cushman & Wakefield PLC (a)	994	16,222
eXp World Holdings, Inc. (a)(b)	486	22,137
Forestar Group, Inc. (a)	151	3,515
Howard Hughes Corp. (a)	397	37,767
Jones Lang LaSalle, Inc. (a)	457	81,821
Kennedy-Wilson Holdings, Inc.	1,132	22,878
Marcus & Millichap, Inc. (a)	219	7,380
Newmark Group, Inc.	1,394	13,947
RE/MAX Holdings, Inc.	183	7,208
Realogy Holdings Corp. (a)	1,031	15,599
Redfin Corp. (a)	921	61,329
Tejon Ranch Co. (a)	156	2,611
The RMR Group, Inc.	125	5,101
The St. Joe Co.	265	11,369
		543,682

TOTAL REAL ESTATE		11,598,758

UTILITIES - 2.5%
Electric Utilities - 1.5%
Allete, Inc.	480	32,251
Alliant Energy Corp.	2,220	120,235
American Electric Power Co., Inc.	4,385	371,410
Avangrid, Inc.	479	23,859
Duke Energy Corp.	6,782	654,666
Edison International	3,360	196,896
Entergy Corp.	1,777	176,758
Evergy, Inc.	2,020	120,251
Eversource Energy	3,035	262,801
Exelon Corp.	8,624	377,214
FirstEnergy Corp.	4,811	166,894
Hawaiian Electric Industries, Inc.	957	42,520
IDACORP, Inc.	444	44,387
MGE Energy, Inc.	322	22,988
NextEra Energy, Inc.	17,325	1,309,943
NRG Energy, Inc.	2,143	80,855
OGE Energy Corp.	1,795	58,086
Otter Tail Corp.	365	16,852
PG&E Corp. (a)	13,198	154,549
Pinnacle West Capital Corp.	985	80,130
PNM Resources, Inc.	754	36,984
Portland General Electric Co.	791	37,549
PPL Corp.	6,792	195,881
Southern Co.	9,317	579,145
Spark Energy, Inc. Class A, (b)	136	1,452
Xcel Energy, Inc.	4,757	316,388
		5,480,944
Gas Utilities - 0.1%
Atmos Energy Corp.	1,140	112,689
Chesapeake Utilities Corp.	151	17,528
National Fuel Gas Co.	796	39,792
New Jersey Resources Corp.	850	33,890
Northwest Natural Holding Co.	260	14,027
ONE Gas, Inc.	468	35,994
South Jersey Industries, Inc. (b)	901	20,345
Southwest Gas Holdings, Inc.	503	34,561
Spire, Inc.	457	33,768
UGI Corp.	1,833	75,171
		417,765
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	243	6,442
Class C	695	19,557
Ormat Technologies, Inc. (b)	396	31,098
Sunnova Energy International, Inc. (a)	532	21,716
The AES Corp.	5,959	159,761
Vistra Corp.	4,241	74,981
		313,555
Multi-Utilities - 0.7%
Ameren Corp.	2,239	182,165
Avista Corp.	634	30,274
Black Hills Corp.	583	38,927
CenterPoint Energy, Inc.	4,912	111,257
CMS Energy Corp.	2,557	156,540
Consolidated Edison, Inc.	3,022	226,046
Dominion Energy, Inc.	7,103	539,544
DTE Energy Co.	1,709	227,536
MDU Resources Group, Inc.	1,767	55,855
NiSource, Inc.	3,426	82,601
NorthWestern Energy Corp.	466	30,383
Public Service Enterprise Group, Inc.	4,461	268,597
Sempra Energy	2,672	354,254
Unitil Corp.	120	5,483
WEC Energy Group, Inc.	2,787	260,835
		2,570,297
Water Utilities - 0.1%
American States Water Co.	318	24,047
American Water Works Co., Inc.	1,609	241,221
Cadiz, Inc. (a)	234	2,244
California Water Service Group	467	26,311
Essential Utilities, Inc.	1,957	87,576
Middlesex Water Co.	152	12,011
SJW Corp.	238	14,992
York Water Co.	103	5,044
		413,446

TOTAL UTILITIES		9,196,007

TOTAL COMMON STOCKS
(Cost $282,940,379)		360,350,033

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.06% (e)	12,208,793	12,211,235
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	3,039,002	3,039,306
TOTAL MONEY MARKET FUNDS
(Cost $15,250,541)		15,250,541
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $298,190,920)		375,600,574
NET OTHER ASSETS (LIABILITIES) - (0.5)%(g)		(1,878,641)
NET ASSETS - 100%		$373,721,933

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	9	June 2021	$1,000,125	$25,945	$25,945
CME E-mini S&P 500 Index Contracts (United States)	58	June 2021	11,505,460	150,834	150,834
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	June 2021	521,060	3,212	3,212
TOTAL FUTURES CONTRACTS					$179,991

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,553 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $545,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,710
Fidelity Securities Lending Cash Central Fund	3,356
Total	$5,066

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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